Filed with the U.S. Securities and Exchange Commission on August 11, 2026
1933 Act Registration File No. 333-179562
1940 Act File No. 811-22668
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	1215	[X]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	1216	[X]

(Check appropriate box or boxes.)

ETF SERIES SOLUTIONS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)

 (Registrant’s Telephone Number, including Area Code): (414) 516-1645

Kristen M. Weitzel, President
ETF Series Solutions
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Christopher D. Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
X	on August 11, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ______________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box
    [ ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

International Vegan Climate ETF
(VEGX)
Listed on Cboe BZX Exchange, Inc.

A series of ETF Series Solutions

PROSPECTUS
August 11, 2026

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

International Vegan Climate ETF

INTERNATIONAL VEGAN CLIMATE ETF SUMMARY
Investment Objective
The International Vegan Climate ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Beyond Investing International Vegan Climate Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.75%
* Estimated for the current fiscal year.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$77	$240
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategy
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index was developed in 2022 by Beyond Advisors Limited (the “Index Provider”), the index provider and parent to the Fund’s investment adviser, Beyond Investing LLC (the “Adviser”), and is designed to implement a set of rules that seek to address the concerns of vegans, animal lovers, and environmentalists by avoiding investments in companies whose activities directly contribute to animal suffering, destruction of the natural environment, and climate change.
Beyond Investing International Vegan Climate Index
The Index’s construction begins with the constituents of the Solactive GBS Developed Markets Large & Mid Cap Index, consisting of approximately 1,400 of the largest companies from the large- and mid-cap segment of the Developed Markets (the “International Large/Mid Cap Equity Universe”). From the International Large/Mid Cap Equity Universe, U.S. and Australian companies are removed. After removing the United States and Australia, the Developed Markets are comprised of Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, and United Kingdom. Companies are then excluded from the Index if they derive more than a de minimis proportion (i.e., more than 2%, generally) of their total revenue from products and services directly related to one or more of the following areas of concern (the “Prohibited Activities”):
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Animals	•Animal testing •Animal-derived products, animal farming, and other exploitation activities •Animals in sport and entertainment •Research, development, and use of genetically engineered animals
Planet
•Extraction or refining, or services principally related to the extraction or refining, of fossil fuels
•Burning of fossil fuels for energy production
•Other activities having a significant negative environmental impact (e.g., high carbon intensity activities, high climate change impact, habitat destruction), unless the applicable company undertakes positive initiatives that effectively counteract those impacts (e.g., having publicly announced and undertaken policies upon which the company provides regular reporting that enables the public to measure the degree to which the environmental impact has been reduced)

People
•Production of tobacco products
•Armaments and products specifically designed for military and defense uses
•Contributions to the abuse of human rights or lack of robust, detailed, and independently published policies covering human rights and child/forced labor

If a company’s primary business line implicates one or more Prohibited Activities, such company will automatically be excluded from the Index. If a company is engaged in multiple business lines, the identification of Prohibited Activities will be based on the company’s published materials, regulatory filings, websites, and product catalogues. If such additional sources do not objectively determine whether a company is engaged in Prohibited Activities, the company will be asked directly about its engagement in Prohibited Activities. Additionally, financial firms, accounting firms, and business service providers that provide services to companies excluded from the Index due to participation in Prohibited Activities are excluded from the Index if a disproportionately high portion of such service provider’s total revenue or business activities (as compared to the portion of revenue or business activities of other service providers) is from such excluded companies or if such service provider’s services are specifically targeted at companies involved in Prohibited Activities.
After applying these screens, the remaining companies from the International Large/Mid Cap Equity Universe (the “International Vegan Climate Constituents”) are initially market capitalization weighted. All International Vegan Climate Constituents with an initial market capitalization weight greater than 1.5% will have their weight adjusted to ensure that no company’s weight exceeds 5% at the time of each semi-annual reconstitution of the Index and to reallocate excess weight to such companies with weights above 1.5% but below the 5% threshold.
The Adviser expects that the Index and, consequently, the Fund will be comprised of companies primarily in the industrial, communications services, financial, and information technology sectors; however, sector exposure may change from time to time. The Fund’s holdings may represent multiple geographic regions and sectors that will vary at different points in time. The Adviser anticipates the Index and, consequently, the Fund will have significant exposure to companies in Western Europe, Asia Pacific, and Canada at the time of inception.
The Index is reconstituted based on the above-described methodology on the first Wednesday of each June and December, based on data as of ten business days prior to each reconstitution.
The Fund’s Investment Strategy
The Fund will generally use a “representative sampling” strategy, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index). However, the Fund may use a “replication” strategy to achieve its investment objective, meaning it may invest in all of the component securities of the Index in approximately the same proportion as in the Index.
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index and that do not derive more than a de minimis proportion of their total revenue from Prohibited Activities. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
As of the date of this Prospectus, there were 309 companies in the Index and a significant portion of the Index is comprised of companies in the industrials, communications services, financials, and information technology sectors.
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Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities of companies that comprise the Index.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund”.
•Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
•Currency Exchange Rate Risk. The Fund invests primarily in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues (such as the global pandemic caused by the COVID-19 virus), recessions, rising inflation, trade wars and tariffs, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•ESG Risk. Whereas other funds with growth in their name may invest in companies with growth characteristics, here, the Fund simply allocates more to equities than the Conservative ETF. There is no mention of companies having growth characteristics. This is a feature of the Fund and the entire portfolio, not the underlying investments.
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because
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securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. There can be no assurance that an active trading market for such Shares will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
•Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Risks Related to Investing in Europe. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (“EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests. Acts of war in Europe, including Russia’s large-scale military invasion of Ukraine, and the resulting sanctions by and against European nations could also have a severe adverse effect on both European and global economies, which in turn could affect the value of the Fund’s investments.
•Risks Related to Investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. While the Japanese economy has recently emerged from a prolonged economic downturn, Japan’s economic growth rate may remain relatively low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, or a recession in the United States may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
•Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
•Index Risk. Because the methodology of the Index selects securities of issuers for non-financial reasons, the Fund may underperform the broader equity market or other funds that do not utilize such criteria when selecting investments. Although the Index is designed to avoid investing in companies whose primary business line implicates one or more Prohibited Activities, there is no assurance that the Index or Fund will be able to avoid such securities at all times or that companies that have historically met the Index’s criteria will continue to exhibit such characteristics in the future.
•Large-Capitalization Companies Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
•Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The
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securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
•Passive Investment Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Industrials Sector Risk. The industrials sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
◦Communications Services Sector Risk. Communications services companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies. Companies in the communications services sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications (including 5G and other technologies), product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products.
◦Financials Sector Risk. This sector, which includes banks, insurance companies, and financial service firms, can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. Banks, in particular, are subject to volatile interest rates, severe price competition, and extensive government oversight and regulation, which may limit certain economic activities available to banks, impact their fees and overall profitability, and establish capital maintenance requirements. In addition, banks may have concentrated portfolios of loans or investments that make them vulnerable to economic conditions that affect that industry. Insurance companies are subject to similar risks as banks, including adverse economic conditions, changes in interest rates, increased competition and government regulation, but insurance companies are more at risk from changes in tax law, government imposed premium rate caps, and catastrophic events, such as earthquakes, floods, hurricanes and terrorist acts. This sector has experienced significant losses in the recent past, and the impact of higher interest rates, more stringent capital requirements, and of recent or future regulation on any individual financial company, or on the sector as a whole, cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in the financial sector and have caused significant losses.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
•Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. The Fund will generally use a representative sampling strategy to achieve its investment objective, when the Fund’s Sub-Adviser believes it is in the best interest of the Fund, which generally can be expected to produce a greater non-correlation risk.
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Performance
Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.veganclimateetf.com.
Management

Adviser	Beyond Investing LLC (“Beyond” or the “Adviser”)
Sub-Adviser	Penserra Capital Management, LLC (“Penserra” or the “Sub-Adviser”)
Portfolio Managers	Dustin Lewellyn, CFA, Managing Director of Penserra, Ernesto Tong, CFA, Managing Director of Penserra, and Christine Johanson, CFA, Director of Penserra have been portfolio managers of the Fund since its inception in August, 2026.
Purchase and Sale of Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.veganclimateetf.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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ADDITIONAL INFORMATION ABOUT THE FUND
Investment Objective. The Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon written notice to shareholders.
Additional Information about the Index. Beyond Advisors Limited (the “Index Provider”), the parent company to the Adviser, provides the Index to the Fund. The Index Provider created and is responsible for maintaining and applying the rules-based methodology of the Index. The Index is calculated by Solactive AG (the “Index Calculation Agent”), an independent third-party that is not affiliated with the Fund, the Index Provider, the Adviser, the Sub-Adviser, the Fund’s distributor, or any of their respective affiliates. The Index Calculation Agent provides information to the Fund about the Index constituents and does not provide investment advice with respect to the desirability of investing in, purchasing, or selling securities.
Additional Information About the Fund’s Principal Investment Strategies. The Fund has adopted the following policy to comply with Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”). Such policy has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders. Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities of companies that comprise the Index.
Additional Information About the Principal Risks of Investing in the Fund. This section provides additional information regarding the principal risks described in the Fund Summary. As in the Fund Summary, the principal risks below are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Each of the factors below could have a negative impact on the Fund’s performance and trading prices.
•Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
•Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.
•Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; local, regional or global events such as acts of terrorism or war, including Russia’s invasion of Ukraine; market volatility related to global trade policy and the imposition of tariffs; and global or regional political, economic, public health, and banking crises. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers.
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦APs, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process
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creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly, including due to supply and demand of the Fund’s Shares and/or during periods of market volatility. Thus, you may pay more (or less) than NAV intra-day when you buy Shares in the secondary market, and you may receive more (or less) than NAV when you sell those Shares in the secondary market. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500® Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when a Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments.
•Geographic Investment Risk. To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact
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on a Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.
◦Risks Related to Investing in Europe. The economies of Europe are highly dependent on each other, both as key trading partners and as in many cases as fellow members maintaining the euro. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. European countries that are part of the Economic and Monetary Union of the EU are required to comply with restrictions on inflation rates, deficits, interest rates, debt levels, and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide. Acts of war in Europe, including Russia’s large-scale military invasion of Ukraine, and the resulting sanctions by and against European nations could also have a severe adverse effect on both European and global economies, which in turn could affect the value of the Fund’s investments.
The United Kingdom (“UK”) formally exited from the EU on January 31, 2020 (known as “Brexit”), and effective December 31, 2020, the UK ended a transition period during which it continued to abide by the EU’s rules and the UK’s trade relationships with the EU were generally unchanged. Following this transition period, the impact on the UK and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, potentially lower economic growth on markets in the UK, Europe, and globally, and changes in legal and regulatory regimes to which certain Fund assets are or become subject, any of which may adversely affect the value of Fund investments.
The effects of Brexit will depend, in part, on agreements the UK negotiates to retain access to EU markets, including, but not limited to, current trade and finance agreements. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations, as the UK determines which EU laws to replace or replicate. The extent of the impact of the withdrawal negotiations in the UK and in global markets, as well as any associated adverse consequences, remain unclear, and the uncertainty may have a significant negative effect on the value of the Fund’s investments. If one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
◦Risks Related to Investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. While the Japanese economy has recently emerged from a prolonged economic downturn, Japan’s economic growth rate may remain relatively low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, or a recession in the United States may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
•Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical and other events may also disrupt securities markets and, during such market disruptions, the Fund’s exposure to the other risks described herein will likely increase. Each of the foregoing may negatively impact the Fund’s investments.
•Index Risk. Because the methodology of the Index selects securities of issuers for nonfinancial reasons, the Fund may underperform the broader equity market or other funds that do not utilize such criteria when selecting investments. Although the Index is designed to avoid investing in companies whose activities directly contribute to animal suffering, destruction of the natural environment, and climate change, there is no assurance that the Index or Fund will be able to avoid such securities at all times or that companies that have historically met the Index’s criteria will continue to exhibit such characteristics in the future. The Index relies on various sources of information regarding an issuer, including information that may be based on assumptions and estimates. Neither the Fund nor the Adviser can offer assurances that
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the Index’s calculation methodology or sources of information will provide an accurate assessment of the issuers of the securities included in the Index.
•Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies, but they may also be subject to slower growth than small-capitalization companies during times of economic expansion. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Mid-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.
•Passive Investment Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index. The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.
•Sector Risk. The Fund’s investing approach may result in an emphasis on certain sectors or sub-sectors of the market at any given time. To the extent the Fund invests more heavily in one sector or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors or sub-sectors. In addition, the value of Shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector or sub-sector of the market may have above-average performance during particular periods, but it may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or sub-sectors may adversely affect performance.
◦Industrials Sector Risk. The industrials sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
◦Communications Services Sector Risk. Communications services companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies. Companies in the communications services sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications (including 5G and other technologies), product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products.
◦Financials Sector Risk. Companies in the financial sector of an economy, including banks, insurance companies, and financial service firms, are often subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector as a whole cannot be predicted.
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Certain risks may impact the value of investments in the financial sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financial sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets.
Banks, in particular, are subject to volatile interest rates, severe price competition, and extensive government oversight and regulation, which may limit certain economic activities available to banks, impact their fees and overall profitability, and establish capital maintenance requirements. In addition, banks may have concentrated portfolios of loans or investments that make them vulnerable to economic conditions that affect that industry. Insurance companies are subject to similar risks as banks, including adverse economic conditions, changes in interest rates, increased competition and government regulation, but insurance companies are more at risk from changes in tax law and government imposed premium rate caps. Different segments of the insurance industry can be significantly affected by mortality and morbidity rates, environmental clean-up costs and catastrophic events such as earthquakes, floods, hurricanes and terrorist acts.
The financial sector is also a target for cyber attacks and may experience technology malfunctions and disruptions. In recent years, cyber attacks and technology failures have become increasingly frequent and have caused significant losses.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
•Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. The Fund will generally use a representative sampling strategy to achieve its investment objective, when the Fund’s Sub-Adviser believes it is in the best interest of the Fund, which generally can be expected to produce a greater non-correlation risk.
PORTFOLIO HOLDINGS INFORMATION
Information about the Fund’s daily portfolio holdings is available at www.veganclimateetf.com. A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).
MANAGEMENT
Adviser
Beyond Investing LLC serves as the investment adviser and has overall responsibility for the general management and administration of the Fund. The Adviser is a registered investment adviser with offices located at 14391 Spring Hill Drive, Suite 301, Spring Hill, Florida 34609. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. The Adviser is a subsidiary of Beyond Advisors Limited.
The Adviser provides oversight of the Sub-Adviser, monitoring of the Sub-Adviser’s buying and selling of securities for the Fund, and review of the Sub-Adviser’s performance. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.
Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses
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incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unified management fee payable to the Adviser.
A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s Investment Advisory Agreement will be available in the Fund’s Annual Financial Statements and Additional Information that will be filed as part of the Fund’s first Form N‑CSR.
Sub-Adviser
The Adviser has retained Penserra Capital Management, LLC to serve as sub-adviser for the Fund. The Sub-Adviser is responsible for the day-to-day management of the Fund. The Sub-Adviser is a registered investment adviser and a New York limited liability company whose principal office is located at 4 Orinda Way, Suite 100-A, Orinda, California 94563. The Sub-Adviser provides investment management services to investment companies and other investment advisers. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the aggregate average daily net assets for each fund advised by the Adviser, including the funds for which the Sub-Adviser serves as sub-adviser. The fee is as follows: 0.05% on the first $100 million, 0.04% on the next $150 million, 0.03% on the next $250 million, and 0.02% on net assets in excess of $500 million.
A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s Investment Sub-Advisory Agreement will be available in the Fund’s Annual Financial Statements and Additional Information that will be filed as part of the Fund’s first Form N‑CSR.
Portfolio Managers
Dustin Lewellyn, CFA, Managing Director of the Sub-Adviser, Ernesto Tong, CFA, Managing Director of the Sub-Adviser, and Christine Johanson, CFA, Director of the Sub-Adviser, are the Fund’s portfolio managers (the “Portfolio Managers”) and are jointly responsible for the day- to- day management of the Fund. The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, and overseeing members of their portfolio management team with more limited responsibilities.
Mr. Lewellyn has been a Managing Director with the Sub-Adviser since 2012. He was President and Founder of Golden Gate Investment Consulting LLC from 2011 through 2015. Prior to that, Mr. Lewellyn was a managing director at Charles Schwab Investment Management, Inc. (“CSIM”), which he joined in 2009, and head of portfolio management for Schwab ETFs. Prior to joining CSIM, he worked for two years as director of ETF product management and development at a major financial institution focused on asset and wealth management. Prior to that, he was a portfolio manager for institutional clients at a financial services firm for three years. In addition, he held roles in portfolio accounting and portfolio management at a large asset management firm for more than six years.
Mr. Tong has been a Managing Director with the Sub-Adviser since 2015. Prior to joining the Sub-Adviser, Mr. Tong spent seven years as a vice president at BlackRock, where he was a portfolio manager for a number of the iShares ETFs, and prior to that, he spent two years in the firm’s index research group.
Ms. Johanson has been a Director with the Sub-Adviser since 2023. Prior to joining Penserra, Ms. Johanson was a Director at BlackRock on the US Transition Management team from March 2022 through March 2023 where she developed custom solutions for institutional investors seeking to restructure portfolios across multiple asset classes. Ms. Johanson also served as Head of Fixed Income Transition Management for Russell Investments from March 2018 through February 2022. Ms. Johanson holds a B.S.B.A. from the University of Missouri and is a CFA Charterholder.
The SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Shares.
Index Provider
The Index was developed in 2022 by Beyond Advisors Limited, the index provider and parent to the Fund’s investment adviser. The Index Provider also undertakes the research and management of a suite of Vegan Climate Indexes and the Vegan World Index.
Claire E. Smith, Larry R. Abele and Lee Coates serve as Directors of the Index Provider. Their roles are CEO, CIO and Head of Ethical Screening respectively, held continually since September 2017.
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Claire E. Smith, as CEO of Beyond Investing and Beyond Advisors Limited, project manages fund launches and oversees marketing, finance and operations related to the research and development of indexes. She is the founder of Beyond Impact Advisors, a venture capital firm investing in humane, decarbonizing and regenerative B2B solutions in nutrition, ingredients, pharmaceuticals and materials and Beyond Animal, a technology platform, and chairs the Board of Trustees of the Beyond Cruelty Foundation. Formerly, she led the coverage of quantitative equity, convertible and volatility managers at Albourne Partners, following a career in investment banking at UBS.
Larry R. Abele, as founder of Impact Cubed, leads a team applying advanced quantitative portfolio management techniques to sustainable investing. Previously, he founded Auriel Capital Management, a systematic macro and equity hedge fund, and prior to that worked in the Advanced Active Strategies Research Group at Barclays Global Investors and at First Quadrant.
Lee V. Coates runs In ACCORD, an ethical investment and sustainability consultancy, having previously founded and run Ethical Investors (UK), Ethical Money (Australia) and Ethical Screening (UK). In 2011 Lee was awarded an OBE for services to ethical business and finance.
HOW TO BUY AND SELL SHARES
The Fund issues and redeems Shares at NAV only in Creation Units. Only APs may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by the Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.
Most investors buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.
When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the bid-ask spread on your transactions. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.
Book-Entry
Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.
Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.
Frequent Purchases and Redemptions of Shares
The Fund imposes no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Fund, are an essential part of the ETF process and help keep Share trading prices in line with NAV. As such, the Fund accommodates frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Fund employs fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. In addition, the Fund and the Adviser reserve the right to reject any purchase order at any time.
Determination of NAV
The Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time, each day the NYSE is open for business. The NAV is calculated by dividing the Fund’s net assets by its Shares outstanding.
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In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. In particular, the Fund generally values equity securities traded on any recognized U.S. or non-U.S. exchange at the last sale price or official closing price on the exchange or system on which they are principally traded. If such information is not available for a security held by the Fund or is determined to be unreliable, the security will be valued by the Adviser at fair value pursuant to procedures established by the Adviser and approved by the Board (as described below).
Fair Value Pricing
The Adviser has been designated by the Board as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value Fund securities whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) a security has been de-listed or has had its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value is materially affected by events occurring after the close of the security’s primary trading market. The Board has appointed the Adviser as the Fund’s valuation designee to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. Accordingly, the Adviser has established procedures for its fair valuation of the Fund’s portfolio investments. Generally, when fair valuing a security held by the Fund, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, the Fund may not be able to obtain the fair value assigned to the security upon the sale of such security.
Investments by Registered Investment Companies
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in section 12(d)(1) subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into an agreement with the Fund.
Delivery of Shareholder Documents – Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
DIVIDENDS, DISTRIBUTIONS, AND TAXES
Dividends and Distributions
The Fund intends to pay out dividends, if any, quarterly and distribute any net realized capital gains, if any, to its shareholders at least annually. The Fund will declare and pay capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.
Taxes
The following discussion is a summary of certain important U.S. federal income tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws. This summary does not apply to Shares held in an IRA or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to Shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.
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The Fund intends to elect and qualify each year for treatment as a regulated investment company (“RIC”) under the Code. If the Fund meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions, when you sell your Shares listed on the Exchange, and when you purchase or redeem Creation Units (APs only).
Taxes on Distributions. The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.
Distributions reported by the Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. Dividends received by the Fund from a REIT may be treated as qualified dividend income generally only to the extent so reported by such REIT. The Fund’s investment strategy may limit the amount of distributions eligible for treatment as qualified dividend income in the hands of non-corporate shareholders or eligible for the dividends received deduction for corporate shareholders.
Shortly after the close of each calendar year, you will be informed of the amount and character of any distributions received from the Fund.
U.S. individuals with income exceeding specified thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).
You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.
If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in Shares and result in a higher capital gain or lower capital loss when the Shares are sold. After a shareholder’s basis in Shares has been reduced to zero, distributions in excess of earnings and profits in respect of those Shares will be treated as gain from the sale of the Shares.
If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. Gains from the sale or other disposition of Shares by non-U.S. shareholders generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a
16

“short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if a tax treaty applies.
The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage (currently 24%) of the taxable distributions and sale proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that the shareholder is not subject to such withholding.
Taxes When Shares are Sold on the Exchange. Provided that a shareholder holds Shares as capital assets, any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of the Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of Shares. The ability to deduct capital losses may be limited.
The cost basis of Shares of the Fund acquired by purchase will generally be based on the amount paid for the Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.
Taxes on Purchases and Redemptions of Creation Units. An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered, plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The IRS may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position. APs exchanging securities should consult their own tax advisor with respect to whether the wash sales rule applies and when a loss might be deductible.
The Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.
Foreign Investments by the Fund
Interest and other income received by the Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If as of the close of a taxable year more than 50% of the value of the Fund’s assets consists of certain foreign stock or securities, the Fund will be eligible to elect to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by the Fund during that taxable year. This means that investors would be considered to have received as additional income their Shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax. If the Fund does not so elect, the Fund will be entitled to claim a deduction for certain foreign taxes incurred by the Fund. The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.
The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.
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DISTRIBUTION
The Distributor, Quasar Distributors, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 190 Middle Street, Suite 301, Portland, Maine 04101.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.
No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
PREMIUM/DISCOUNT INFORMATION
Information regarding how often Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV per Share is available, free of charge, on the Fund’s website at www.veganclimateetf.com.
ADDITIONAL NOTICES
Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the ability of the Fund to track the total return performance of the Index or the ability of the Index identified herein to track the performance of its constituent securities. The Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Index, nor in the determination of the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of the Shares.
The Exchange does not guarantee the accuracy and/or the completeness of the Index or the data included therein. The Exchange makes no warranty, express or implied, as to results to be obtained by the Fund, owners of Shares, or any other person or entity from the use of the Index or the data included therein. The Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Index or the data included therein. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.
The Adviser, the Exchange, and the Fund make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general stock market performance. The Fund and the Adviser do not guarantee the accuracy, completeness, or performance of the Index or the data included therein and shall have no liability in connection with the Index or Index calculation. The Index Calculation Agent maintains and calculates the Index used by the Fund. The Index Calculation Agent shall have no liability for any errors or omissions in calculating the Index.
FINANCIAL HIGHLIGHTS
Financial information is not available because the Fund has not commenced operations prior to the date of this Prospectus.

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INTERNATIONAL VEGAN CLIMATE ETF

Adviser	Beyond Investing LLC 14391 Spring Hill Drive, Suite 301 Spring Hill, Florida 34609	Index Provider	Beyond Advisors Limted 13 Regent House, Park Heights Old St. John’s Road St. Helier, Jersey JE2 2 3TF
Sub-Adviser	Penserra Capital Management, LLC 4 Orinda Way, Suite 100-A Orinda, California 94563	Transfer Agent, Administrator, and Index Receipt Agent	U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202
Custodian	U.S. Bank National Association 1555 N. Rivercenter Dr., Suite 302 Milwaukee, Wisconsin 53212	Distributor	Quasar Distributors, LLC 190 Middle Street, Suite 301 Portland, Maine 04101
Legal Counsel	Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004-2541	Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1835 Market St., Suite 310 Philadelphia, Pennsylvania 19103
Investors may find more information about the Fund in the following documents:
Statement of Additional Information: The Fund’s SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI dated August 8, 2026, as supplemented from time to time, is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.
Annual/Semi-Annual Reports: Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders, when available, and in Form N-CSR. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
You can obtain free copies of these documents, request other information or make general inquiries about the Fund by calling 1-800-617-0004.
Shareholder reports and other information about the Fund are also available:
•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•Free of charge from the Fund’s Internet website at www.veganclimateetf.com.; or
•For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-22668)

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INTERNATIONAL VEGAN CLIMATE ETF
(VEGX)
a series of ETF Series Solutions
Listed on Cboe BZX Exchange, Inc.
STATEMENT OF ADDITIONAL INFORMATION
August 11, 2026
This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus for the International Vegan Climate ETF (the “Fund”), a series of ETF Series Solutions (the “Trust”), dated August 8, 2026 as may be supplemented from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Fund at 800‑617‑0004 or visiting www.veganclimateetf.com.
The Fund’s audited financial statements for the most recent fiscal year (when available) are incorporated into this SAI by reference to the Fund’s Annual Financial Statements and Additional Information, which will be filed as part of the Fund’s Form N-CSR. When available, you may obtain a copy of the Fund’s Annual Financial Statements and Additional Information as well as the Fund’s Annual Report, each of which will be filed as part of the Fund’s first Form N-CSR, without charge by request to the Fund at the website or phone number noted above.

GENERAL INFORMATION ABOUT THE TRUST
The Trust is an open-end management investment company consisting of multiple investment series. This SAI relates to the Fund. The Trust was organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”). Beyond Investing LLC (the “Adviser”) serves as investment adviser to the Fund, Beyond Advisors Limited (the “Index Provider”) is the index provider to the Fund, and Penserra Capital Management, LLC (“Penserra” or the “Sub-Adviser”) serves as sub-adviser to the Fund. The Fund’s investment objective is to seek to track the performance, before fees and expenses, of its underlying Index.
The Fund offers and issues Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally issues Shares in exchange for (a)(i) a basket of securities (“Deposit Securities”) and/or (ii) the cash value (i.e., the cash in lieu amount) of any or all of the Deposit Securities (“Deposit Cash”) and (b) a specified cash payment (“Cash Component”). The Fund also generally redeems its Shares only in Creation Unit aggregations for (a)(i) a basket of securities included in its portfolio (“Fund Securities”) and/or (ii) the cash value (i.e., the cash in lieu amount) of the Fund Securities and (b) a specified cash payment (“Cash Redemption Amount”). The Trust reserves the right to permit or require the substitution of a cash in lieu amount to replace any Deposit Security or any Fund Security in connection with the purchase or redemption, respectively, of a Creation Unit. Shares are listed on the Cboe BZX Exchange, Inc. (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. A Creation Unit of the Fund generally consists of 25,000 Shares, though this may change from time to time. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS
The Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.
With respect to the Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.
Diversification
The Fund is “diversified” within the meaning of the 1940 Act. Under applicable federal laws, to qualify as a diversified fund, the Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer, other than investments in cash and cash items (including receivables), U.S. government securities, and securities of other investment companies. The remaining 25% of the Fund’s total assets do not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of the Fund’s holdings is measured at the time the Fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of a single issuer or a small number of issuers. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). See “Federal Income Taxes” below for details.
General Risks
The value of the Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in the Fund could lose money over short or long periods of time.

There can be no guarantee that a liquid market for the securities held by the Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid-ask spreads are wide.
Cyber Security Risk. Investment companies, such as the Fund, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Fund or the Adviser, Sub-Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investments in such portfolio companies to lose value.
Recent Events. Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and, in many cases, unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, and supply chain disruptions affecting the United States and many other countries. Some sectors of the economy and individual issuers experienced particularly large losses as a result of these disruptions. Although the immediate effects of the COVID-19 pandemic have dissipated, global markets and economies continue to contend with the ongoing and long-term impact of the COVID-19 pandemic and the resultant market volatility and economic disruptions. It is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine, and may impose sanctions on other countries that provide military or economic support to Russia. The sanctions restrict companies from doing business with Russia and Russian companies, prohibit transactions with the Russian central bank and other key Russian financial institutions and entities, ban Russian airlines and ships from using many other countries’ airspace and ports, respectively, and place a freeze on certain Russian assets. The sanctions also removed some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally to facilitate cross-border payments. In addition, the United States and the United Kingdom have banned oil and other energy imports from Russia, and the European Union has banned most Russian crude oil imports and refined petroleum products, with limited exceptions. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions, including cyber attacks) are impossible to predict, but could result in significant market disruptions, including in certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.
In addition, the foreign policy agenda of the U.S. administration, which includes the imposition of significant tariffs on foreign countries, including China and long-time U.S. allies, may have a substantial impact on both the U.S. and global economy. In particular, the imposition of increased tariffs by the United States could lead to retaliatory tariffs by foreign countries, increased and prolonged market volatility, and sector-specific downturns in industries reliant on international trade. These efforts may adversely affect the growth of the global economy and, in turn, have a negative impact on the Fund.
Index Calculation
To minimize any potential for conflicts caused by the fact that the parent company of the Adviser acts as index provider to the Fund, the index provider has retained an unaffiliated third party to calculate the Index (the “Calculation Agent”). The Calculation Agent, using the rules-based methodology, will calculate, maintain, and disseminate the Index on a daily basis. The index provider will monitor the results produced by the Calculation Agent to help ensure that the Index is being calculated in accordance with the rules-based methodology. In addition, the index provider has established policies and procedures designed to prevent non-public information about pending changes to the Index from being used or disseminated in an improper manner. Furthermore, the index provider has established policies and procedures designed to prevent improper use and dissemination of non-public information about the Fund’s portfolio strategies.
DESCRIPTION OF PERMITTED INVESTMENTS
The following are descriptions of the Fund’s permitted investments and investment practices and the associated risk factors. The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund’s investment objective and permitted by the Fund’s stated investment policies.
Borrowing. Although the Fund does not intend to borrow money, the Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, the Fund may borrow up to one-third (1/3) of its total assets. The Fund will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Equity Securities. Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in the Fund’s portfolio may also cause the value of Shares to decline.
An investment in the Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the Fund’s portfolio securities and therefore a decrease in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, public health, or banking crises.
Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.
When-Issued Securities – A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When the Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.
When purchasing a security on a when-issued basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.
Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership. The Fund will segregate cash or liquid securities equal in value to commitments for the when-issued transactions. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.
Types of Equity Securities:
Common Stocks — Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.
Preferred Stocks — Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.
Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.
Rights and Warrants — A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.
Smaller-Sized Companies. Investors in smaller-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their smaller size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of smaller-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of smaller capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.
Tracking Stocks — The Fund may invest directly or indirectly in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
Fixed Income Securities. The Fund may invest directly or indirectly in fixed income securities. Even though interest-bearing securities are investments that promise a stable stream of income, the prices of such securities are affected by changes in interest rates. In general, fixed income security prices rise when interest rates fall and fall when interest rates rise. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates. The values of fixed income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.
Fixed income investments bear certain risks, including credit risk, or the ability of an issuer to pay interest and principal as they become due. Generally, higher yielding bonds are subject to more credit risk than lower yielding bonds. Interest rate risk refers to the fluctuations in value of fixed income securities resulting from the inverse relationship between the market value of outstanding fixed income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed income investments and a decline in interest rates will tend to increase their value.
A number of factors, including changes in a central bank’s monetary policies or general improvements in the economy, may cause interest rates to rise. Fixed income securities with longer durations are more sensitive to interest rate changes than securities with shorter durations, making them more volatile. This means their prices are more likely to experience a considerable reduction in response to a rise in interest rates.
Illiquid Investments. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments, as such term is defined by Rule 22e-4 under the 1940 Act. The Fund may not invest in illiquid investments if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid investments. Illiquid investments include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of the Fund to dispose of illiquid investments readily or at a reasonable price could impair the Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by the Fund that are eligible for resale pursuant to Rule 144A, except for certain 144A bonds, will be monitored by the Fund on an ongoing basis. In the event that more than 15% of its net assets are invested in illiquid investments, the Fund, in accordance with Rule 22e-4(b)(1)(iv), will report the occurrence to both the Board and the SEC and seek to reduce its holdings of illiquid investments within a reasonable period of time.
Investment Company Securities. The Fund may invest in the securities of other investment companies, including money market funds and ETFs, subject to applicable limitations under Section 12(d)(1) of the 1940 Act and Rule 12d1-4 under the 1940 Act. Investing in another pooled vehicle exposes the Fund to all the risks of that pooled vehicle. Pursuant to Section 12(d)(1), the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.
The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 under the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s Shares is no greater than the limits set forth in Rule 2341 of the Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). In addition, the Fund may invest beyond the limits of Section 12(d)(1) subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act, including that the Fund enters into an agreement with the acquired company.
If the Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies (“Investing Funds”) in the securities of other registered investment companies, including the Fund. The acquisition of Shares by Investing Funds is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act such as Rule 12d1-4 under the 1940 Act, subject to certain terms and conditions, including that the Investing Fund enter into an agreement with the Fund regarding the terms of the investment.
To the extent the Fund invests in underlying funds that are index-based, these underlying funds will generally attempt to replicate the performance of a particular index. An underlying fund may not always hold all of the same securities as the index it attempts to track. An underlying fund may use statistical sampling techniques to attempt to replicate the returns of an index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth. An underlying fund may not track the index perfectly because differences between the index and the fund’s portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the underlying fund, and differences between how and when the underlying fund and the index are valued can cause differences in performance.
Investments in ETFs involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks, including the following risks: (1) the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (2) an ETF, to the extent such ETF is index-based, may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (3) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (4) an ETF, to the extent such ETF is index-based, may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s NAV. Additionally, investments in fixed income ETFs involve certain inherent risks generally associated with investments in fixed income securities, including the risk of fluctuation in market value based on interest rates rising or declining and risks of a decrease in liquidity, such that no assurances can be made that an active trading market for underlying ETFs will be maintained.
There is also a risk that the underlying funds or ETFs may terminate due to extraordinary events. For example, any of the service providers to the underlying fund or ETF, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the underlying fund or ETF, and the underlying fund or ETF may not be able to find a substitute service provider. Also, the underlying fund or ETF may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the respective underlying fund or ETF may also terminate. In addition, an underlying fund or ETF may terminate if its net assets fall below a certain amount.

Money Market Instruments. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Non-U.S. Securities. Investments in non-U.S. securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possible imposition of tariffs and exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, the Fund’s investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to the Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the Fund to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.
Set forth below for certain markets in which the Fund may invest are brief descriptions of some of the conditions and risks in each such market.
Investments in Canada. The U.S. is Canada’s largest trading partner and foreign investor. As a result, changes to the U.S. economy may significantly affect the Canadian economy. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Canada is a major producer of commodities such as zinc, uranium, forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.
Investments in Hong Kong. Investing in Hong Kong issuers subjects the Fund to the regulatory, economic, political, legal, and security risks associated with Hong Kong. Hong Kong and China maintain close economic and political ties, and China is Hong Kong’s largest trading partner. Accordingly, changes to China’s economy, markets, regulations, or political environment, including a tightening of its control over Hong Kong, may have a substantial impact on Hong Kong’s economy and its issuers.

Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. Investments in Hong Kong involve risk of a total loss due to government action or inaction. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for 50 years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or, is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on the Hong Kong economy. Because the Fund’s NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in the Fund’s NAV. These and other factors could have a negative impact on the Fund’s performance.
Investing in Hong Kong issuers also exposes the Fund to risks associated with China. Investing in China involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) increasing competition from Asia’s other low-cost emerging economies; (v) higher rates of inflation; (vi) controls on foreign investment and limitations on repatriation of invested capital; (vii) greater governmental involvement in and control over the economy; (viii) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (ix) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly organized; (x) the differences in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China where, for example, the Public Company Accounting Oversight Board (“PCAOB”) lacks access to inspect PCAOB-registered accounting firms; (xi) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiii) the fact that the settlement period of securities transactions in foreign markets may be longer; (xiv) the fact that the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xv) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvi) the rapid and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xvii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong as well; and (xviii) the risk that certain companies in the Fund’s Index may have dealings with countries subject to sanctions or embargoes imposed by the U.S. Government or identified as state sponsors of terrorism. China is also vulnerable economically to the impact of a public health crisis, which could depress consumer demand, reduce economic output, and potentially lead to market closures, travel restrictions, and quarantines, all of which would negatively impact China’s economy and could affect the economies of its trading partners.
After many years of steady growth, the growth rate of China’s economy had slowed prior to 2020. Although this slowdown was to some degree intentional, the slowdown also slowed the once rapidly growing Chinese real estate market and left local governments with high debts with few viable means to raise revenue, especially with the fall in demand for housing. In the first quarter of 2021, however, as China recovered from the COVID-19 pandemic, these trends reversed as China’s economy grew over 18% on a year-over-year basis and demand grew within the Chinese real estate market. It remains unclear though whether these trends will continue given global economic uncertainties caused by the pandemic and trade relations and fears that the Chinese real estate market may be overheating.
Investments in Variable Interest Entities (“VIEs”). In seeking exposure to Chinese companies through Hong Kong issuers, the Fund may invest in VIE structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to exercise control over and obtain economic benefits from the Chinese company. Although the U.S.-listed company in a VIE structure has no equity ownership in the underlying Chinese company, the VIE contractual arrangements permit the VIE structure to consolidate its financial statements with those of the underlying Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted the non-Chinese ownership of such company. As a result, an investment in a VIE structure subjects the Fund to the risks associated with the underlying Chinese company. In its efforts to monitor, regulate and/or control foreign investment and participation in the ownership and operation of Chinese companies, including in particular those within the technology, telecommunications and education industries, the Chinese government may intervene or seek to control the operations, structure, or ownership of Chinese companies, including VIEs, to the disadvantage of foreign investors, such as the Fund. Intervention by the Chinese government with respect to a VIE could significantly and adversely affect the Chinese company’s performance or the enforceability of the company’s contractual arrangements with the VIE and thus, the value of the Fund’s investment in the VIE. In addition to the risk of government intervention, the Fund’s investment in a VIE structure is subject to the risk that the underlying Chinese company (or its officers, directors, or Chinese equity owners) may breach the contractual arrangements with the other entities in the VIE structure, or that Chinese law changes in a way that affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, in which case the Fund may suffer significant losses on its VIE investments with little or no recourse available.
Investments in Europe. Most developed countries in Western Europe are members of the European Union (“EU”), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The euro is the official currency of the EU. The Fund, through its investments in Europe, may have significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.
The UK formally exited from the EU on January 31, 2020 (known as “Brexit”), and effective December 31, 2020, the UK ended a transition period during which it continued to abide by the EU’s rules and the UK’s trade relationships with the EU were generally unchanged. During this transition period and beyond, the impact on the UK and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, potentially lower economic growth on markets in the UK, Europe, and globally, and changes in legal and regulatory regimes to which certain Fund assets are or become subject, any of which may adversely affect the value of Fund investments.
The effects of Brexit will depend, in part, on agreements the UK negotiates to retain access to EU markets, including, but not limited to, current trade and finance agreements. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations, as the UK determines which EU laws to replace or replicate. The extent of the impact of the withdrawal negotiations in the UK and in global markets, as well as any associated adverse consequences, remain unclear, and the uncertainty may have a significant negative effect on the value of Fund investments. If one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Investments in Japan. Economic growth in Japan is heavily dependent on international trade, government support, and consistent government policy. Slowdowns in the economies of key trading partners such as the United States, China, and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. The Japanese economy has in the past been negatively affected by, among other factors, government intervention and protectionism and an unstable financial services sector. While the Japanese economy has recently emerged from a prolonged economic downturn, some of these factors, as well as other adverse political developments, increases in government debt, changes to fiscal, monetary or trade policies, or other events, such as natural disasters, could have a negative impact on Japanese securities. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
Investments in Singapore. Because its economy is export driven, Singapore relies heavily on its trading partners. Political and economic developments of its neighbors may have an adverse effect on Singapore’s economy. China is a major purchaser of Singapore’s exports and serves as a significant source of Singapore’s imports and its foreign investments. Singapore is also sensitive to the socio-political and economic developments of its neighbors, Indonesia and Malaysia, relying on both as markets for Singapore’s service industry and on Malaysia for its raw water supply. Singapore also has substantial economic exposure to Hong Kong and the U.S. As a result, Singapore’s economy is susceptible to fluctuations in the world economy. A downturn in the economies of China, Malaysia, Indonesia, Hong Kong, or the U.S., among other countries or regions, could adversely affect Singapore’s economy. In addition, Singapore’s economy may be particularly vulnerable to external market changes due to its smaller size. Rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Singaporean economy.
Investments in Israel. Israel’s economy depends on imports of certain key items, such as crude oil, coal, grains, raw materials, and military equipment. Israel’s relations with the Palestinian Authority and certain neighboring countries such as

Lebanon, Syria, and Iran, among others, have at times been strained due to territorial disputes, historical animosities, or security concerns, which may cause uncertainty in the Israeli markets and adversely affect the overall economy. In addition, U.S.-designated terrorist groups such as Hezbollah and Hamas operate in close proximity to Israel’s borders, and frequently threaten Israel with attack. Furthermore, Israel’s economy is heavily dependent on trade relationships with key counterparties around the world, specifically the United States and European Union countries. Any reduction in these trade flows may have an adverse impact on the Fund’s investments.
Israel has experienced a history of hostile relations with several countries in the Middle East region. Israel and its citizens have also been the target of periodic acts of terrorism that have the potential to disrupt economic activity in the country, and certain terrorist groups are committed to violence against Israel. Current hostilities and the potential for future hostilities may diminish the value of companies whose principal operations or headquarters are located in Israel. Actual hostilities or the threat of future hostilities may cause significant volatility in the share prices of companies based in or having significant operations in Israel.
Due to political or civil unrest in Israel, the Israeli securities market may be closed for extended periods of time or trading on the Israeli securities market may be suspended altogether. In addition, the Israeli government may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in Israel. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in Israel and may inhibit the Fund’s ability to track its Index.
Political, economic and military conditions in Israel may directly affect the operations of Israeli issuers. Since the State of Israel was established in 1948, a number of armed conflicts have occurred between Israel and its Arab neighbors. Although Israel has entered into various agreements with Egypt, Jordan, and the Palestinian Authority, there continues to be unrest and terrorist activity in Israel and on its borders, which has continued with varying levels of severity, and ongoing hostilities and armed conflicts between Israel and the Palestinian Authority and other groups in the West Bank and Gaza Strip, notably battles with Hamas in and around Gaza. In past years there has been a high level of violence between Israel and the Palestinians, including continuous rocket and missile attacks on certain areas of the country, and negotiations between Israel and representatives of the Palestinian Authority in an effort to resolve the state of conflict have been sporadic and have failed to result in peace. Most recently, Hamas militants launched a brutal terror attack against southern Israel on October 7, 2023. In response, Israel declared war on Hamas and Israeli Defense Forces invaded the Gaza Strip. In February 2026, Israel and the United States began coordinated air and missile strikes against targets in Iran, resulting in the death of Iran’s supreme leader. Israel has also conducted ground operations and airstrikes against Hezbollah targets in Lebanon. In response, Iran moved to block maritime traffic from traversing the Strait of Hormuz, which has resulted in energy price spikes and supply chain disruptions, while also negatively impacting the broader global economy.
The establishment in 2006 of a government in the Gaza territory by Hamas, a U.S.-designated terrorist group, has created additional unrest and uncertainty in the region. During the last several years, Israel has engaged in armed conflicts with Hamas, which involved additional missile strikes from the Gaza Strip into Israel and disrupted most day-to-day civilian activity in the proximity of the border with the Gaza Strip. The effects of these hostilities and violence, including the Israel-Hamas war described above, on the Israeli economy and the operations of Israeli issuers is unclear, and the Fund cannot predict the effect on such companies of a further increase in these hostilities or any future armed conflict, political instability or violence in the region. Israeli issuers, and consequently the Fund, could be harmed by any major hostilities involving Israel, the interruption or curtailment of trade between Israel and its trading partners or a significant downturn in the economic or financial condition of Israel. In the event of war, Israeli issuers and their Israeli aftermarket product subcontractors and suppliers may cease operations, which may cause delays in the distribution and sale of aftermarket products. Furthermore, since 2011, there has been civil war in Syria and since 2013, the region has seen the growth of the “Islamic State” and increased internal hostilities in Iraq. The impact of these circumstances on Israel’s relations with its Arab neighbors, in general, or on the operations of Israeli issuers in the region, in particular, remains uncertain. The establishment of new fundamentalist Islamic regimes or governments more hostile to Israel could have serious consequences for the peace and stability in the region, place additional political, economic and military confines upon Israel, materially adversely affect the operations of Israeli issuers and limit such issuers’ ability to sell products to countries in the region.
Additionally, several countries, principally in the Middle East, still restrict doing business with Israel and Israeli companies, and additional countries and groups have imposed or may impose restrictions on doing business with Israel and Israeli companies if hostilities in Israel or political instability in the region continues or increases. These restrictions may limit materially the ability of Israeli companies to obtain manufactured components and raw materials from these countries or sell products to companies in these countries. Any hostilities involving Israel or the interruption or curtailment of trade between Israel and its present trading partners, or significant downturn in the economic or financial condition of Israel, could adversely affect such companies’ business, results of operations and financial condition.

The operations of Israeli companies may be disrupted by the obligations of personnel to perform military service. Employees in Israel may be obligated to perform annual reserve duty in the Israeli military and may be subject to being called for additional active duty under emergency circumstances. In response to increased tension and hostilities, there have been occasional call-ups of military reservists, and it is possible that there will be additional call-ups in the future. The Fund cannot predict the full impact of these conditions on Israeli companies in the future, particularly if emergency circumstances or an escalation in the political situation occurs.
Other Short-Term Instruments. In addition to repurchase agreements, the Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A‑1” by S&P or, if unrated, of comparable quality as determined by the Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Sub-Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Real Estate Investment Trusts (“REITs”). A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.
REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings (e.g., commercial equity REITs and residential equity REITs); a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.
REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.
Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cashflow to make distributions to shareholders.
In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cashflow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Code or fail to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Repurchase Agreements. The Fund may invest in repurchase agreements to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which the Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument.
In these repurchase agreement transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. No more than an aggregate of 15% of the Fund’s net assets will be invested in illiquid investments, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.
The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.
Securities Lending. The Fund may lend portfolio securities in an amount up to one-third of its total assets to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund’s loans permit the Fund to reacquire loaned securities on five business days’ notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Fund may pay fees to arrange for securities loans.
The SEC currently requires that the following conditions must be met whenever the Fund’s portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs; and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans. These conditions may be subject to future modification. Such loans will be terminable at any time upon specified notice. The Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In addition, the Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. As part of participating in a lending program, the Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal. In addition, all investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the Fund will have to cover the loss when repaying the collateral.
Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Any securities that the Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.
Tax Risks. As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.
Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Shares.
U.S. Government Securities. The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the

U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).
Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. Although the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.
On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.
The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008–2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt limit to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. In August 2023, Fitch lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade, Fitch cited, among other reasons, expected fiscal deterioration of the U.S. government and extended and contentious negotiations related to raising the government’s debt ceiling. Future downgrades could increase volatility in domestic and foreign financial markets, result in higher interest rates, lower prices of U.S. Treasury securities and increase the costs of different kinds of debt. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.
INVESTMENT RESTRICTIONS
The Trust has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.
Except with the approval of a majority of the outstanding voting securities, the Fund may not:
1.Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund will concentrate to approximately the same extent that the Index concentrates in the securities of such particular industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), registered investment companies, repurchase agreements collateralized by

U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
2.Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.
3.Make loans, except to the extent permitted under the 1940 Act.
4.Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business.
5.Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
6.Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.
7.With respect to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (with the exception that this restriction does not apply to the Fund’s investments in the securities of the U.S. Government, or its agencies or instrumentalities, or other investment companies).
In addition to the investment restrictions adopted as fundamental policies as set forth above, the Fund observes the following non-fundamental restriction, which may be changed without a shareholder vote.
1.Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities of companies that comprise the Index.
In determining its compliance with the fundamental investment restriction on concentration, the Fund will consider the investments of other investment companies in which the Fund invests to the extent it has sufficient information about such investment companies. With respect to the Fund’s investments in affiliated investment companies, the Fund will consider its entire investment in any investment company with a policy to concentrate, or having otherwise disclosed that it is concentrated, in a particular industry or group of related industries as being invested in such industry or group of related industries.
If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitation with respect to the borrowing of money will be observed continuously.
The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:
Concentration. The SEC has defined concentration as investing more than 25% of the Fund’s net assets in an industry or group of industries, with certain exceptions.
Borrowing. The 1940 Act presently allows the Fund to borrow from a bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings up to 5% of its total assets).
Senior Securities. Senior securities may include any obligation or instrument issued by the Fund evidencing indebtedness. The 1940 Act generally prohibits a fund from issuing senior securities. An exemptive rule under the 1940 Act, however, permits a fund to enter into transactions that might otherwise be deemed to be senior securities, such as derivative transactions, reverse repurchase agreements and similar financing transactions, and short sales, subject to certain conditions.
Lending. Under the 1940 Act, the Fund may only make loans if expressly permitted by its investment policies. The Fund’s current investment policy on lending is that the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this SAI.
Real Estate and Commodities. The 1940 Act does not directly restrict the Fund’s ability to invest in real estate or commodities, but the 1940 Act requires every investment company to have a fundamental investment policy governing such investments.

Underwriting. Under the 1940 Act, underwriting securities involves the Fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.
EXCHANGE LISTING AND TRADING
Shares are listed for trading and trade throughout the day on the Exchange.
There can be no assurance that the Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, the Shares if any of the requirements set forth in the Exchange rules, including compliance with Rule 6c-11(c) under the 1940 Act, are not continuously maintained or such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of the Fund from listing and trading upon termination of the Fund.
The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.
MANAGEMENT OF THE TRUST
Board Responsibilities. The management and affairs of the Trust and its series are overseen by the Board, which elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Fund. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.
The day-to-day business of the Trust, including the management of risk, is performed by third-party service providers, such as the Adviser, the Sub-Adviser, the Distributor, and the Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance, or reputation of the Fund. The Fund and its service providers employ a variety of processes, procedures, and controls to identify such events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with those aspects for which it is responsible. The Board has emphasized to the Fund’s service providers the importance of maintaining vigorous risk management.
The Board’s role in risk oversight begins before the inception of the Fund, at which time certain of the Fund’s service providers present the Board with information concerning the investment objectives, strategies, and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Adviser and Sub-Adviser provide the Board with an overview of, among other things, their investment philosophy, brokerage practices, and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Sub-Adviser, and other service providers such as the Fund’s independent registered public accounting firm, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Fund may be exposed.
The Board is responsible for overseeing the nature, extent, and quality of the services provided to the Fund by the Adviser and the Sub-Adviser and receives information about those services at its regular meetings. In addition, on an annual basis (following the initial two-year period), in connection with its consideration of whether to renew the Investment Advisory Agreement with the Adviser, and the Sub-Advisory Agreement with the Sub-Adviser, the Board or its designee may meet with the Adviser and/or the Sub-Adviser to review such services. Among other things, the Board regularly considers the Adviser’s and the Sub-Adviser’s adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s performance and the Fund’s investments, including, for example, portfolio holdings schedules.
The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, Adviser, or Sub-Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and the Sub-Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.
The Board receives reports from the Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. Annually, the Fund’s independent registered public accounting firm reviews with the Audit

Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC is recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.
From their review of these reports and discussions with the Adviser, the Sub-Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.
The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of the Fund’s investment management and business affairs are carried out by or through the Adviser, Sub-Adviser, and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.
Members of the Board. There are three members of the Board, and all three members are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). Mr. Michael A. Castino serves as Chair of the Board and as the Trust’s Lead Independent Trustee. As Lead Independent Trustee, Mr. Castino acts as a spokesperson for the Independent Trustees in between meetings of the Board, serves as a liaison for the Independent Trustees with the Trust’s service providers, officers, and legal counsel to discuss ideas informally, and participates in setting the agenda for meetings of the Board and separate meetings or executive sessions of the Independent Trustees.
The Board is comprised entirely of Independent Trustees. There is an Audit Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. However, the Audit Committee currently does not have a Chair due to the recent death of the Trustee who had most recently served as the Audit Committee’s Chair. The Board is developing a plan to appoint a new Audit Committee Chair. The Audit Committee Chair presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved charter. There is a Nominating and Governance Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Nominating and Governance Committee Chair presides at the Nominating and Governance Committee meetings, participates in formulating agendas for Nominating and Governance Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Nominating and Governance Committee as set forth in its Board-approved charter. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees of the Trust constitute the entire Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Michael A. Castino Born: 1967	Lead Independent Trustee and Chair	Indefinite term; Trustee since 2014; Chair since 2013	President, Sound Capital Solutions LLC (since 2023); Senior Vice President, U.S. Bancorp Fund Services, LLC (2013–2023); Managing Director of Index Services, Zacks Investment Management (2011–2013).	62	None.
David A. Massart Born: 1967	Trustee and Nominating and Governance Committee Chair	Indefinite term; Trustee since 2012; Committee Chair since 2023	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	62	Independent Trustee, Managed Portfolio Series (30 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	62	Independent Trustee, PPM Funds (2 portfolios) (2017–2024).
Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.
The Trust has concluded that Mr. Massart should serve as a Trustee because of his substantial industry experience, including over three decades working with high net worth individuals, families, trusts, and retirement accounts to identify strategic asset allocation decisions, evaluate and select investment managers, and manage client relationships, and the experience he has gained as serving as a trustee of another investment company trust since 2011. He is currently a Managing Director at Beacon Pointe Advisors, LLC. Previously, he served as Chief Investment Strategist and lead member of the investment committees of the SEC-registered investment advisory firm he co-founded. He also previously served as Managing Director of Strong Private Client and as a Manager of Wells Fargo Investments, LLC.
The Trust has concluded that Ms. Olsen should serve as a Trustee because of her substantial industry experience, including nearly 20 years as a practicing attorney representing primarily registered investment companies and investment advisers, over a decade serving as a senior executive of an investment management firm and a related public company, and the experience she has gained by serving as an executive officer of another investment company from 2001 to 2012. Ms. Olsen most recently served as Managing Director and General Counsel of Artisan Partners Limited Partnership, a registered investment adviser serving primarily investment companies and institutional investors, and several affiliated entities, including its general partner, Artisan Partners Asset Management Inc. (NYSE: APAM), and as an executive officer of Artisan Funds Inc.
The Trust has concluded that Mr. Castino should serve as Trustee because of the experience he gained as Chair of the Trust since 2013, as a senior officer of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Transfer Agent”), from 2012 to 2023, and in his past roles with investment management firms and indexing firms involved with ETFs, as well as his experience in and knowledge of the financial services industry. Mr. Castino currently serves as President of Sound Capital Solutions, LLC, an SEC registered investment adviser.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Fund.
Board Committees. The Board has established the following standing committees of the Board:
Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Fund’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Fund’s financial statements; and other audit related matters. During the fiscal year ended July 31, 2026, the Audit Committee met four times.
The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).
Nominating and Governance Committee. The Board has a standing Nominating and Governance Committee that is composed of each of the Independent Trustees of the Trust. The Nominating and Governance Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating and Governance Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating and Governance Committee generally will not consider nominees recommended by shareholders. The Nominating and Governance Committee is also responsible for, among other things, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” During the fiscal year ended July 31, 2026, the Nominating and Governance Committee met three times.
Board Consultant. Effective July 4, 2026, the Board engaged Kristina Nelson as a consultant to the Board with respect to its oversight of the Trust. In this role, Ms. Nelson attends all meetings of the Board and provides advice with respect to investment company operations and the investment management business as well as any other guidance that the Board may request from time to time. In exchange for her services, Ms. Nelson receives a retainer, paid quarterly, from the Trust. Ms. Nelson most recently was employed, since May 2010, by U.S. Bancorp Fund Services LLC (Fund Services), the administrator to the Trust and its series and various other investment companies. In addition to her service as consultant to the Board, at the recommendation and nomination of the Board, Ms. Nelson will stand for election by Trust shareholders to serve as a trustee. If elected by Trust shareholders, it is expected that Ms. Nelson will join the Board as an independent trustee in early January 2027. Ms. Nelson’s consultant role will end when her election as trustee takes effect.

Principal Officers of the Trust
The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Kristen M. Weitzel Born: 1977	President	Indefinite term; since 2026 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015).
Cynthia L. Andrae Born: 1971	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2022 (other roles since 2021)	Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Deputy Chief Compliance Officer, U.S. Bancorp Fund Services, LLC (2021–2022); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015–2019).
Kyle L. Kroken Born: 1986	Treasurer	Indefinite term; since 2026	Vice President, U.S. Bancorp Fund Services, LLC (since 2019).
Peter A. Walker, CPA Born: 1993	Assistant Treasurer	Indefinite term; since 2026	Officer, U.S. Bancorp Fund Services, LLC (since 2016)
Aaron P. Wroblewski Born: 1968	Assistant Treasurer	Indefinite term; since 2025	Officer, U.S. Bancorp Fund Services, LLC (since 2010).
Noelle-Nadia A. Filali Born: 1997	Assistant Secretary	Indefinite term; since 2025	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2025); Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2023); Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2022–2023); Law Student (2020–2023).
Cheri A. Van Eperen Born: 1970	Assistant Secretary	Indefinite term; since 2026	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2025), Director of Legal and Regulatory Compliance, ETF Architect (2024-2025); Senior Legal Analyst, Transamerica Asset Management, Inc. (2023-2024); Officer, U.S. Bancorp Fund Services, LLC (2018-2023).
Trustee Ownership of Shares. The Fund is required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).
As of December 31, 2025, no Trustee owned Shares or shares of any other series of the Trust.
Board Compensation. Effective January 1, 2026, the Trustees each receive an annual trustee fee of $260,400. During the one-year period prior to January 1, 2026, the Trustees each received an annual trustee fee of $244,000. The Board holds regularly scheduled quarterly meetings and the Trustees receive additional compensation for each additional meeting attended ($2,000) as well as reimbursement for travel and other out-of-pocket expenses incurred in connection with attendance at Board meetings. The Lead Independent Trustee receives an additional annual fee of $18,000. The Chair of the Audit Committee receives an additional annual fee of $18,000. The Chair of the Nominating and Governance Committee receives an additional annual fee of $8,000. The Trust has no pension or retirement plan.
The following table shows the estimated compensation to be earned by each Trustee for the Fund’s fiscal year ended July 31, 2026. Trustee fees are paid by the investment adviser to each series of the Trust and not by the Fund. Trustee compensation does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Aggregate Compensation From Fund	Total Compensation From Fund Complex Paid to Trustees
Independent Trustees
Michael A. Castino	$0	$205,750
David A. Massart	$0	$213,750
Janet D. Olsen	$0	$205,750
PRINCIPAL SHAREHOLDERS, CONTROL PERSONS, AND MANAGEMENT OWNERSHIP
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund. As of the date of this SAI, there were no outstanding Shares.

CODES OF ETHICS
The Trust, the Adviser, and the Sub-Adviser have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser, and the Sub-Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to the codes of ethics). Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Fund. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust, the Adviser, or the Sub-Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust, the Adviser, or the Sub-Adviser.
There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.
PROXY VOTING POLICIES
The Fund has delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”). A copy of the Proxy Voting Policies is set forth in Appendix A to this SAI. The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Fund.
The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Fund and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.
Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1–800–617–0004, (2) on the Fund’s website at www.veganclimateetf.com., or (3) on the SEC’s website at www.sec.gov.
INVESTMENT ADVISER AND SUB-ADVISER
Adviser
Beyond Investing LLC, a Delaware limited liability company located at 14391 Spring Hill Drive, Suite 301, Spring Hill, Florida 34609, serves as the investment adviser to the Fund. The Adviser is a subsidiary of Beyond Advisors Limited, a Jersey incorporated cell company located at 13 Regent House, Park Heights, Old St John's Road, St. Helier, Jersey JE2 2 3TF. Claire E. Smith and Lawrence R. Abele are considered control persons, each by virtue of their direct or indirect ownership of more than 25% of the outstanding equity interests in Beyond Advisors Limited.
Pursuant to an Investment Advisory Agreement (the “Advisory Agreement”), the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration, securities lending, accounting, distribution, and other services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee from the Fund. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate based on the Fund’s average daily net assets of 0.75%.
Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
The Advisory Agreement with respect to the Fund will continue in force for an initial period of two years. Thereafter, the Advisory Agreement will be renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or the Adviser.

The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.
The Fund is new and has not paid management fees to the Adviser as of the date of this SAI.
Sub-Adviser
The Trust, on behalf of the Fund, and the Adviser have retained Penserra Capital Management, LLC, located at 4 Orinda Way, Suite 100-A, Orinda, California 94563, to serve as sub-adviser for the Fund. The Sub-Adviser is a registered investment adviser and a New York limited liability company. The Sub-Adviser is owned and controlled by George Madrigal, by virtue of his indirect ownership of greater than 25%, and Dustin Lewellyn, by virtue of his direct ownership of greater than 25%.
Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Fund’s Index, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the aggregate average daily net assets for each fund advised by the Adviser, including the funds for which the Sub-Adviser serves as sub-adviser.
The Sub-Advisory Agreement was approved by the Trustees (including all the Independent Trustees) and the Adviser, as sole shareholder of the Fund, in compliance with the 1940 Act. The Sub-Advisory Agreement will continue in force for an initial period of two years. Thereafter, the Sub-Advisory Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding Shares of the Fund, on not less than 30 days’ nor more than 60 days’ written notice to the Sub-Adviser, or by the Sub-Adviser on 60 days’ written notice to the Adviser and the Trust. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.
The Fund is new and the Adviser has not paid sub-advisory fees to the Sub-Adviser as of the date of this SAI.
PORTFOLIO MANAGERS
The Fund is managed by Dustin Lewellyn, CFA, Managing Director of the Sub-Adviser; Ernesto Tong, CFA, Managing Director of the Sub-Adviser; and Christine Johanson, CFA, Director of the Sub-Adviser (the “Portfolio Managers”).
Share Ownership
The Fund is required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year or a more recent date for a new portfolio manager. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the portfolio managers did not beneficially own Shares.
Other Accounts
In addition to the Fund, the portfolio managers co-managed the following other accounts as of June 30, 2026, none of which were subject to a performance-based fee:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts
Registered Investment Companies	51	$25.266 billion
Other Pooled Investment Vehicles	0	0
Other Accounts	0	0
Compensation
Mr. Lewellyn’s portfolio management compensation includes a salary and discretionary bonus based on the profitability of the Sub-Adviser, and he is eligible to participate in a retirement plan. No compensation is directly related to the performance of the underlying assets. Mr. Tong receives from Penserra a fixed base salary and discretionary bonus, and he is also eligible to participate in a retirement plan. Mr. Tong’s compensation is based on the performance and profitability of Penserra and his individual performance with respect to following a structured investment process. Ms. Johanson receives from Penserra a fixed base salary and discretionary bonus, and is also eligible to participate in a retirement plan. Ms. Johanson’s compensation is based on the performance and profitability of Penserra and her individual performance with respect to following a structured investment process.
Material Conflicts of Interest
The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as the Fund. A potential conflict of interest may arise as a result, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Sub-Adviser manages are fairly and equitably allocated.
THE DISTRIBUTOR
The Trust and Quasar Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Fund and distributes Shares. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is 190 Middle Street, Suite 301, Portland, Maine 04101.
Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).
The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.
Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker-dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.
Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser and Sub-Adviser periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, Sub-Adviser or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.
If you have any additional questions, please call 1-800-617-0004.
Distribution and Service Plan. The Trust has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board.
Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.
The Plan provides that the Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the FINRA rules concerning sales charges.
Under the Plan, subject to the limitations of applicable law and regulations, the Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) with whom the Distributor has entered into written Participant Agreements (as defined below), for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement. The Distributor does not retain Fund monies for profit. Instead, it keeps them in retention for future distribution-related expenses. The Adviser compensates the Distributor for certain distribution-related services.
THE ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s transfer agent, administrator, and index receipt agent.
Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement between the Trust and Fund Services, Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Adviser pays Fund Services a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

Pursuant to a Custody Agreement, U.S. Bank National Association (the “Custodian” or “U.S. Bank”), 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund’s assets. The Custodian holds and administers the assets in the Fund’s portfolio. Pursuant to the Custody Agreement, the Custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.
The Fund is new and the Adviser has not paid Fund Services any fees for administrative services to the Fund as of the date of this SAI.
CUSTODIAN
Pursuant to a Custody Agreement, U.S. Bank National Association (the “Custodian” or “U.S. Bank”), 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund’s assets. The Custodian holds and administers the assets in the Fund’s portfolio. Pursuant to the Custody Agreement, the Custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue NW, Washington, DC 20004-2541, serves as legal counsel for the Trust.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd., located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Fund. Its services include auditing the Fund’s financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services to the Fund as requested.
PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES
The Trust’s Board has adopted a policy regarding the disclosure of information about the Fund’s security holdings. The Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business and may be available through financial reporting and news services, including publicly available internet web sites. In addition, the composition of the Deposit Securities (as defined below) is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).
DESCRIPTION OF SHARES
The Declaration of Trust authorizes the issuance of an unlimited number of funds and Shares. Each Share represents an equal proportionate interest in the Fund with each other Share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of Shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.
Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds of the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of shareholders owning at least 10% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.
LIMITATION OF TRUSTEES’ LIABILITY
The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Amended and Restated By-laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.
BROKERAGE TRANSACTIONS
The policy of the Trust regarding purchases and sales of securities for the Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Sub-Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Sub-Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.
The Sub-Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker-dealer for each specific transaction, the Sub-Adviser chooses the broker-dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker-dealers. The Sub-Adviser will also use electronic crossing networks (“ECNs”) when appropriate.
Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units—Creation Transaction Fee” and “—Redemption Transaction Fee”, the Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.
The Sub-Adviser may use the Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Sub-Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Sub-Adviser, but only if the Sub-Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: 1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; 2) cause clients to engage in more securities transactions than would otherwise be optimal; and 3) only recommend brokers that provide soft dollar benefits.
The Sub-Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Sub-Adviser is able to use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Sub-Adviser’s expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Sub-Adviser, effectively cross subsidizing the other accounts managed by the Sub-Adviser that benefit directly from the product. The Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.
The Sub-Adviser is responsible, subject to oversight by the Adviser and the Board, for placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.
The Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.
The Fund is new and had not paid any brokerage commissions as of the date of this SAI.
Directed Brokerage. Because the Fund is new, the Fund has not paid any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser.
Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, the Sub-Adviser, or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically. The Fund is new and therefore, as of the date of this SAI, did not pay brokerage commissions to any registered broker-dealer affiliates of the Fund, the Adviser, the Sub-Adviser, or the Distributor.

Securities of “Regular Broker-Dealers.” The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Fund are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (iii) sold the largest dollar amounts of Shares. The Fund is new and therefore, as of the date of this SAI, did not acquire any securities of its “regular broker dealers.”
PORTFOLIO TURNOVER RATE
Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.
BOOK ENTRY ONLY SYSTEM
The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.
DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.
Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to the Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.
PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS
The Fund issues and redeems Shares only in Creation Units on a continuous basis through the Transfer Agent, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of Shares is calculated each Business Day as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern time. The Fund will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for business.
Fund Deposit. The consideration for purchase of a Creation Unit of the Fund generally consists of (a)(i) Deposit Securities and/or (ii) Deposit Cash and (b) a Cash Component, computed as described below. Notwithstanding the foregoing, the Fund reserves the right to permit or require the substitution of a cash in lieu amount to replace any Deposit Security in connection with the purchase of a Creation Unit. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.
Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit

Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).
The Fund, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.
The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser. For passively managed ETFs, such as the Fund, the composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the Fund’s Index.
The Fund reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The Fund also reserves the right to include or remove Deposit Securities from the basket in anticipation of Index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Index being tracked by the Fund or resulting from certain corporate actions.
Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Fund, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.
All orders to purchase Shares directly from the Fund on the next Business Day must be submitted as a “Future Dated Trade” for one or more Creation Units between 4:30 p.m. Eastern time and 5:30 p.m. Eastern time on the prior Business Day and in the manner set forth in the Participant Agreement. With respect to the Fund, the Business Day following the day on which such an order is submitted to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is referred to as the “Order Placement Date.”
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from the Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement. On behalf of the Fund, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities), and/or through such other arrangements allowed by the Fund or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Fund. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than 12:00 p.m. Eastern time (or such other time as specified by the Fund) on the Settlement Date. If the Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. The “Settlement Date” for the Fund is generally the first Business Day after the Order Placement Date. However, the Fund reserves the right to settle transactions on a basis other than the Business Day after the Order Placement Date.
All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Fund, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund.
The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time. Trades are to be settled when the federal funds in the appropriate amount are deposited by 2:00 p.m. or 3:00 p.m., Eastern time, with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. or 3:00 p.m., Eastern time on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement and this SAI are properly followed.
Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Fund of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Transfer Agent and the Adviser shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than one Business Day following the day on which the purchase order is deemed received by the Transfer Agent. However, the Fund reserves the right to settle transactions on a basis other than the Business Day after the purchase order is deemed received by the Distributor. The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.
Creation Units may be purchased in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern time (or such other time as specified by the Fund) on the Settlement Date. If the Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Fund, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Fund in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Fund for the costs incurred by the Fund in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the

Distributor plus the brokerage and related transaction costs associated with such purchases. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Fund and deposited into the Fund. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.
Acceptance of Orders of Creation Units. The Fund reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to the Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of Fund counsel, be unlawful; or (f) in the event that circumstances outside the control of the Fund, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.
Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Fund, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. The Fund, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.
All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund, and the Fund’s determination shall be final and binding.
Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for the Fund is $1,250, regardless of the number of Creation Units created in the transaction. The Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Fund to their account or on their order.
Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. The Fund will not redeem shares in amounts less than Creation Units, except upon liquidation of the Fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Fund. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities, as announced by the Custodian on the Business Day of the request for redemption, received in proper form plus the Cash Redemption Amount, less a fixed redemption transaction fee, as applicable on that day. The Cash Redemption Amount is an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities.
In the event that the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Fund’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for the Fund is $1,250, regardless of the number of Creation Units redeemed in the transaction. The Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Fund to their account or on their order.
Procedures for Redemption of Creation Units. Orders to redeem Creation Units of the Fund on the next Business Day must be submitted in proper form to the Transfer Agent as a “Future Dated Trade” for one or more Creation Units between 4:30 p.m. Eastern Time and 5:30 p.m. Eastern time on the prior Business Day in the manner set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
The Authorized Participant must transmit the request for redemption, in the form required by the Fund, to the Transfer Agent in accordance with procedures set forth in the Participant Agreement. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of Shares to the Fund’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
Additional Redemption Procedures. In connection with taking delivery of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within one Business Day of the trade date. However, the Fund reserves the right to settle transactions on a basis other than the Business Day after the trade date.

The Fund may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.
Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of Shares to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”), as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Fund to provide a written confirmation with respect to QIB status to receive Fund Securities.
The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of Shares or determination of the NAV of Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
DETERMINATION OF NAV
NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV is calculated by Fund Services and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open, provided that fixed income assets may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.
Pursuant to Rule 2a-5 under the 1940 Act, the Board has appointed the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Adviser’s fair value determinations will be carried out in compliance with Rule 2a-5 and based on fair value methodologies established and applied by the Adviser and periodically tested to ensure such methodologies are appropriate and accurate with respect to the Fund’s portfolio investments. The Adviser’s fair value methodologies may involve obtaining inputs and prices from third-party pricing services.
In calculating the Fund’s NAV per Share, the Fund’s investments are generally valued using market quotations to the extent such market quotations are readily available. If market quotations are not readily available or are deemed to be unreliable by the Adviser, the Adviser will fair value such investments and use the fair value to calculate the Fund’s NAV. When fair value pricing is employed, the prices of securities used by the Adviser to calculate the Fund’s NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others, or the value when trading resumes or is realized upon its sale. There may be multiple methods that can be used to value a portfolio investment when market quotations are not readily available. The value established for any portfolio investment at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations.
DIVIDENDS AND DISTRIBUTIONS
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions, and Taxes.”
General Policies. Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to improve index tracking for the Fund or to comply with the distribution requirements of the Code to preserve the Fund’s eligibility for treatment as a RIC, in all events in a manner consistent with the provisions of the 1940 Act.
Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.
The Fund makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income.
Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.
FEDERAL INCOME TAXES
The following is only a summary of certain important U.S. federal income tax considerations generally affecting the Fund and its shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.
The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, local or foreign taxes.
Taxation of the Fund. The Fund has elected and intends to continue to qualify each year to be treated as a RIC under the Code. As such, the Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. To qualify for treatment as a RIC, the Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income (generally including the excess of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).
It may not be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying the Diversification Requirement. The Fund’s efforts to satisfy the Diversification Requirement may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to represent the

Index using a sampling strategy, if such a strategy is used at any point, may cause it inadvertently to fail to satisfy the Diversification Requirement.
To the extent the Fund makes investments that may generate income that is not qualifying income, the Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.
Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. The Fund is treated as a separate corporation for federal income tax purposes. The Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.
If the Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect, and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where the Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, the Fund may be required to dispose of certain assets. If these relief provisions were not available to the Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at the regular 21% corporate rate without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the Fund as ordinary income dividends, to the extent of the Fund’s current and accumulated earnings and profits, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by non-corporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a Fund-level tax on certain net built in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.
If the Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. The Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.
The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.
Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.
The Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. For this purpose, any ordinary income or capital gain net income retained by the Fund and subject to corporate income tax will be considered to have been distributed. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but the Fund can make no assurances that all such tax liability will be completely eliminated. For example, the Fund may receive delayed or corrected tax reporting statements from its investments that cause the Fund to accrue additional income and gains after the Fund has already made its excise tax distributions for the year. In such a situation, the Fund may incur an excise tax liability resulting from such delayed receipt of such tax information statements. In addition, the Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.
Taxation of Shareholders – Distributions. The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net recognized long-term capital gains in excess of net recognized short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net realized capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.
The Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporations, and the portion of dividends which may qualify for treatment as qualified dividend income, which, subject to certain limitations and requirements, is taxable to non-corporate shareholders at rates of up to 20%. Distributions from the Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Distributions may be subject to state and local taxes.
Qualified dividend income includes, in general and, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain foreign corporations. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by the Fund from an underlying fund taxable as a RIC may be treated as qualified dividend income generally only to the extent so reported by such underlying fund. If 95% or more of the Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income. Fund dividends will not be treated as qualified dividend income if the Fund does not meet holding period and other requirements with respect to dividend paying stocks in its portfolio, and the shareholder does not meet holding period and other requirements with respect to the Shares on which the dividends were paid. Certain of the Fund’s investment strategies may limit its ability to make distributions eligible for the reduced rates applicable to qualified dividend income.
In the case of corporate shareholders, certain dividends received by the Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to the Fund from other RICs are not eligible for the dividends received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends received deduction with respect to those Shares.
Although dividends generally will be treated as distributed when paid, any dividend declared by the Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.
U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
Shareholders who have not held Shares for a full year should be aware that the Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in the Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.
To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.
If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.
Taxation of Shareholders – Sale or Exchange of Shares. A sale or exchange of Shares may give rise to a gain or loss. For tax purposes, an exchange of your Fund Shares for shares of a different fund is the same as a sale. In general, provided that a shareholder holds Shares as capital assets, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.
The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of the Fund may limit the tax efficiency of the Fund. An Authorized Participant who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.
Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).
The Trust, on behalf of the Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will generally not recognize gain or loss upon the exchange of securities for Creation Units.
Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Taxation of Fund Investments. Certain of the Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, may affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding income and excise taxes. The Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve the Fund’s qualification for treatment as a RIC. To the extent the Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments.
Foreign Investments. Dividends and interest received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.
If more than 50% of the value of the Fund’s assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by the Fund as paid by its shareholders. For any year that the Fund is eligible for and makes such an election, each shareholder of the Fund will be required to include in income an amount equal to his or her allocable share of qualified foreign income taxes paid by the Fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their U.S. federal income tax due, if any, or to deduct their portions from their U.S. taxable income, if any. No deductions for foreign taxes paid by the Fund may be claimed, however, by non-corporate shareholders who do not itemize deductions. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund. The Fund does not expect to satisfy the requirements for passing through to its shareholders any share of foreign taxes paid by the Fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns. Foreign taxes paid by the Fund will reduce the return from the Fund’s investments.
Foreign tax credits, if any, received by the Fund as a result of an investment in another RIC will not be passed through to you unless the Fund qualifies as a “qualified fund-of-funds” under the Code. If the Fund is a “qualified fund-of-funds” it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. The Fund will be treated as a “qualified fund-of-funds” under the Code if at least 50% of the value of the Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other RICs.
If the Fund holds shares in a “passive foreign investment company” (“PFIC”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
The Fund may be eligible to treat a PFIC as a “qualified electing fund” (“QEF”) under the Code in which case, in lieu of the foregoing requirements, the Fund will be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts will be subject to the 90% and excise tax distribution requirements described above. To make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, the Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any gains resulting from such deemed sales as ordinary income and would deduct any losses resulting from such deemed sales as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, is effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this excess income to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. To distribute this income and avoid a tax at the Fund level, the Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. The Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. Amounts included in income each year by the Fund arising from a QEF election, will be “qualifying income” under the Qualifying Income Requirement (as described above) even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities or currencies.
Backup Withholding. The Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.
Non-U.S. Shareholders. Any non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
Unless certain non-U.S. entities that hold Shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.
For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in the Fund should consult their tax advisors in this regard.
Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, IRAs, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Fund if, for example, (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) Shares constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.
Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Other Issues. In those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.
FINANCIAL STATEMENTS
The Fund’s Annual Financial Statements and Additional Information, which will be filed as part of the Fund’s Form N-CSR, will be available after the Fund has completed a fiscal year of operations. The Fund’s Annual Financial Statements and Additional Information, when available, are incorporated by reference into this SAI. When available, you may request a copy of the Fund’s Annual Financial Statements and Additional Information at no charge by calling 800-617-0004, or through the Fund’s website atwww.veganclimateetf.com.

BEYOND INVESTING PROXY VOTING POLICIES

1. INTRODUCTION
As an index designer and Adviser to ETFs, Beyond Investing seeks to promote its ethos of zero animal exploitation and environmentally and climate conscious investing through its proxy voting policies. As responsible investors, the proxy voting process is a critically important avenue through which shareholders can engage and influence management on a wide range of important issues.
The proxy voting responsibilities entrusted to us are exercised in the best interests of investors, but also the wider society in which we live and the planet we all inhabit. These policies have been designed with animal rights and avoiding environmental damage as our priority and secondarily social responsibility and governance best practice.
These policies have been developed in August 2018 in anticipation of the group's first ETF issue. They will be updated as needed as our fund range evolves. The Board of Trustees of any ETF to which we are Adviser will receive annual reports on how we are exercising our proxy voting duties.
The following Policies indicate Beyond Investing's positions on various issues of concern to socially responsible investors and signal how the Funds will vote their shares on each issue. The Policies have been developed to ensure consistency with the Screening Policies applied to create our Indices and social responsibility and governance best practice.
Beyond Investing reserves the right to vote in a contrary fashion to these Policies in exceptional circumstances, and in each of those cases the rationale for such an override will be published.
These Guidelines are subject to change without notice.

2. INVESTMENT PHILOSOPHY
Whilst understanding the long-term objectives of Beyond Investing's Fund investors in terms of financial risk and returns, Beyond Investing, as advertised to its investors, places animal exploitation and avoidance of environmental damage at the core of its screening policies. It would therefore be inconsistent to not give this issue the highest priority in its proxy voting.
Beyond Investing is also conscious that when corporations externalize their costs of doing business on society, a safer, cleaner, more equitable world is undermined. A corporation that delivers only short-term profits to its shareholders at the long-term expense of its employees, the communities in which it operates, or the natural environment does not provide the long-term value that investors in Beyond Investing's Funds are seeking to achieve through their investments.
Beyond Investing believes that it is possible for corporations to deliver long-term shareholder value in harmony with society and the natural environment. In fact, we believe that when corporations consider all stakeholders their performance improves. No corporate can focus solely on short-term gains, while damaging the environment, mistreating their employees, taking advantage of their communities, and ignoring the needs of their customers. A corporation that intends to deliver value over the long term must effectively manage its relations with all its stakeholders. We believe that those corporations that effectively manage towards this goal will deliver significant value to all stakeholders, including their shareholders.
As socially responsible investors, Beyond Investing considers that it has an obligation to appropriately direct management's attention to the broader web of stakeholders upon which the corporation depends, and to focus on their impact on animals and the natural environment, on which we all depend. As shareholders our proxy votes provide the opportunity to communicate our position to management and to act as a voice for animals, the environment and the broader concerns of society. In the process, we believe we are building long-term shareholder value through promoting a cleaner and more compassionate world.

3. CORPORATE GOVERNANCE
3.1 Annual Meetings – In-Person Annual Meetings
Beyond Investing affirms its view that face-to-face meetings are an essential part of communication with management and will support resolutions asking directors to affirm the continuation of in-person annual meetings, and reject any move towards only offering virtual meetings.
3.2 Auditors – Independence
Regarding the reappointment of the company's auditor we will support reappointment unless we have reason to believe that the independence of the audit may be compromised. Significant non-audit fees can compromise the independence of the audit. Therefore, we will oppose the appointment of auditors where non-audit fees, such as consulting fees, represent more than 25% of the total fees paid to the auditor, where such data is available (including audit-related fees and tax compliance/preparation fees in our calculation of audit fees.)

In addition, we will review on a case-by-case basis the appointment of auditors who have a significant professional or personal relationship with the company management, or where there is reason to believe that the auditor has rendered an inaccurate opinion.
We will support shareholder proposals asking companies to adopt a policy to ensure that the firm that is appointed to be the company's independent accountants will only provide audit services to the company and not provide any other services.
We will also support shareholder proposals that set a reasonable period for mandatory rotation of the auditor (at least every five years).
We will support shareholder proposals asking companies to place the ratification of auditors on the agenda.
3.3 Audit Committee Accountability
The Audit Committee is ultimately responsible for the company's internal financial reporting controls, and for addressing problems when they arise. We will generally oppose reappointment of audit committee members in the following circumstances:
•where the audit committee has approved an audit contract where non-audit fees exceed audit fees.
•where companies have ineffective internal controls, a history of accounting problems, or significant recent management problems.
•Removal of auditor ratification from the ballot.
3.4 Board of Directors – Accountability
We will oppose individual directors who have demonstrated disregard for their responsibilities to shareholders and other stakeholders. For example, we will oppose directors who have attended less than 75% of board and committee meetings without a valid excuse or who have ignored a shareholder proposal that received majority support in the previous year. We will oppose individual directors, committees, or the entire slate for material failures of governance, stewardship, risk management or violation of other fiduciary responsibilities to the company, including failure to adequately address serious social or environmental risks or impacts.
We will oppose the entire board slate (except for new nominees) in cases where the director(s) receive more than 50% withhold votes out of those cast and the underlying cause of the high level of withhold votes in any prior election has not been addressed.

We oppose the election of all directors when the company litigates against shareholder proponents or the SEC to exclude a proposal, bypassing the SEC No-Action process.
We also vote against these directors on all public company boards where they sit.
3.5 Board of Directors – Composition Diversity
Typically, a board committee selects nominees for the board, and they run unopposed.
We oppose nominating committee members if they nominate a slate lacking gender diversity (defined as less than 50% female) or racial/ethnic diversity (less than 40% non-white).
Resolutions calling on Boards to make greater efforts to search for qualified female and minority candidates for nomination to the board of directors, to increase diversity on their boards will be supported.
3.6 Independence – Majority of Independent Directors
It is in the best interest of all stockholders that a majority of board members be independent. NYSE and Nasdaq listing standards require that most listed companies have majority-independent boards. We will oppose insiders and affiliated outsiders on boards without a majority of independent directors. We will support shareholder resolutions asking management to amend company bylaws to ensure that the board has a majority or a supermajority (two thirds or three quarters) of independent directors.
3.7 Independent Chair
To ensure that the board represents the interests of the shareholders and is able to effectively monitor and evaluate the CEO and other top officers, we believe the position of chair of the board should be held by an independent director. We will therefore oppose the election of a director when the CEO serves as the board chair.
3.8 Independence of Key Committees
We believe that it is critical to the protection of shareholder interests that certain key committees, such as the audit committee, the nominating committee, the compensation committee, and the corporate governance committee, be composed entirely of independent directors. We will oppose inside directors and affiliated outside directors nominated to these committees.
We will support shareholder resolutions requesting that these committees be composed exclusively of independent directors.

3.9 Qualifications for Independence
In determining the independence of board members, we use the definition developed by ISS, as revised from time to time. ISS divides directors into three categories: Inside, Affiliated, and Independent. To be "independent," a director must have no material connection to the company other than his or her board seat.
Often, "independent" or "outside" directors are so only in that they are not employees of the company. Their ties to management make them de facto insiders, and therefore their representation of the interests of external constituencies is minimal. Some shareholders have proposed that boards nominate independent directors subject to very strict criteria defining "independent." We will generally support these resolutions, unless they impose particularly onerous or unreasonable requirements.
3.10 Over-Boarded Directors
To be an effective board member requires a certain time commitment. Whereas it is possible for directors to serve on more than one board, some directors overextend themselves by serving on a large number of boards. As a practice this often goes against the principles of diversity, which we support as discussed previously.
We will oppose directors who sit on more than three public company boards, or who are CEOs (of a public or private for-profit company) and sit on more than one public company boards besides their own.
3.11 Reduce Size
Some shareholders have sought to reduce the size of boards as a cost-cutting measure. However, the costs associated with boards are relatively small, and there is strength in diversity and the inclusion of more independent directors. We will generally oppose proposals to reduce the size of the board solely as a cost-cutting measure, where this can be determined. However we will generally support proposals to limit the size of the board to a reasonable number, such as 7–10. We will take into consideration cultural norms in different geographies and board structures in making this assessment.
We will vote against proposals that give management the ability to alter the size of the board without shareholder approval.
3.12 Board of Directors – Cumulative Voting
Cumulative voting allows shareholders to cast all of their votes for one nominee to the board. Theoretically, it facilitates the election of dissidents to the board. In practice, however, it violates the principles of fairness and equity by granting minority shareholders a disproportionate voice in running the company. We will oppose bylaws requiring cumulative voting. We will generally vote for the elimination of cumulative voting or against shareholder proposals to restore or provide for cumulative voting, unless we are voting at a controlled company (insider voting power >50%).
3.13 Board of Directors – Director-Shareholder Dialogue
Shareholders have asked that corporations establish an Office of the Board of Directors to facilitate communication between non-management directors and shareholders. A committee of non-management directors would be responsible for the Office. We will support these resolutions.
3.14 Board of Directors – Establish Board Committee on Human Rights or Sustainability or Climate Change
Shareholders have filed binding resolutions seeking the creation of a board committee on human rights, climate change or sustainability. We believe that a properly constituted board committee focused on these issues would emphasize the role of human rights and sustainability on the board's agenda and would help companies to more proactively address long-term risks caused by poor management of these issues.
We support resolutions asking companies to establish board committees on sustainability/climate change/human rights, and to nominate climate, sustainability and human rights experts to the board.
3.15 Board of Directors – Indemnification
A board may use indemnification policies that go well beyond accepted norms to protect itself against shareholder actions in the wake of unsuccessful takeover attempts. We will oppose these resolutions.
3.16 Board of Directors – Mandatory Share Ownership
Shareholders have proposed that all directors should own stock in the company. In general, directors should own stock in the companies on whose boards they sit. However, boards should not be restricted to those financially able to buy stock. We will oppose these resolutions.
3.17 Board of Directors – Prohibited Activities Engagement
Directors with significant involvement in companies that have been excluded from Beyond Investing indexes by virtue of their engaging in Prohibited Activities are to be voted Against. Significant involvement is defined to mean "is working for or has formerly had an executive position with an excluded company".
3.18 Board of Directors – Political Contributions

Directors whose political contributions or lobbying efforts support policies conflict with the fund's environmental and human rights goals are to be voted Against.
3.19 Board of Directors – Director Elections Majority Vote Standard
In practice, most corporations allow shareholders to approve board candidates as selected by the board, rather than to truly "elect" candidates from a pool of nominees. To further democratize the election process, shareholders have requested that there be more director nominees than there are board seats to be filled during a board election. Such an arrangement would enhance the ability of shareholders to choose candidates who would more accurately represent their interests.
In addition, most U.S. corporations elect their directors based on a plurality vote standard. Under this standard, a director will still be elected, even if 99.9% of shareholders withheld their vote. Shareholders have asked that boards of directors initiate a process to amend the company's governance documents (certificate of incorporation or bylaws) to require that directors be elected by a majority of votes cast at the annual meeting.
We support resolutions to adopt a simple majority vote standard in the election of directors and to declassify the board (annual election of all directors).
3.20 Proxy Access
We support the concept of "proxy access", allowing shareholders access to the corporate proxy to nominate directors and will continue to support public policy proposals and shareholder proposals seeking to achieve this important objective. We will generally support management and shareholder proposals with the following features:
•Ownership threshold: maximum requirement not more than 3% of the voting power;
•Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;
•Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;
•Cap: cap on nominees of generally 25% of the board.
We believe these features constitute an emerging consensus among investors and will oppose proposals that set more restrictive conditions. We will also vote for shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election.

Consistent with these policies, we will also vote against proposals that provide that directors may be removed only for cause and will support proposals seeking to promote the ability of shareholders to remove directors with or without cause.
We support resolutions that provide shareholders holding 3% or more of stock for at least three years with the ability to nominate board candidates.
3.21 Board of Directors – Shareholder Advisory Board
Shareholders have asked that corporations create a shareholder advisory board to represent the owners' views to the board. Boards with a sufficient number of outside directors should represent the interests of shareholders. We will oppose such resolutions in those cases where there are sufficient independent directors. Otherwise we shall support those resolutions.
3.22 CEO Succession Planning
As investors concerned about the long-term sustainability and viability of the companies we invest in, we believe it is critically important that large corporations have thoughtful plans in place when the need arises to replace the CEO. We will therefore generally vote for proposals seeking disclosure on the company's CEO succession plan and asking companies to develop a CEO succession policy.
3.23 Employee Benefits – Cash Balance Pension Plans
In the late 1990s, many companies converted their pension plans from traditional defined benefit pension plans to cash-balance plans. Older workers can lose significant pension earnings if their traditional pension is replaced by a cash-balance plan that puts them on an equal earning footing with younger workers. Shareholders have asked companies to give employees the choice of either a defined benefit pension plan or a cash-balance plan. We will support these resolutions.
3.24 Employee Compensation – Employee Stock Ownership Plans (ESOPs)
In the expectation that companies fostering employee ownership will grow faster, attract and retain higher-quality employees, create more employee wealth, and achieve sustained superior performance, shareholders have asked corporation to create and fund ESOPs, and report on employee ownership. We will support these resolutions.

4. EXECUTIVE AND DIRECTOR COMPENSATION
4.1 Reasonable Compensation

We support reasonable compensation packages for managers and directors. In general, we do not regard the following as reasonable:
•Pension plans for outside directors (since they usually benefit from other plans)
•Gold or silver parachute plans triggered by a takeover
•Total compensation to outside directors exceeding $100,000 per year
•Total compensation to chief executive officers exceeding $10,000,000 per year
•Salary of C-suite members in excess of 50X the average US-based paid full-time employee.
We will oppose resolutions proposing these or similar compensation schemes. In addition, we will support resolutions calling for companies to review and report on executive compensation.
We will oppose directors serving on the compensation committee where there is evidence that they have not taken steps to address issues of excessive executive or director compensation or other problematic practices, such as options backdating, or have failed to provide investors with adequate disclosure regarding executive and director compensation.
We will generally vote for proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.
We will generally vote for proposals asking companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation.
We will vote on a case-by-case basis on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that the figures upon which incentive compensation is earned later turn out to have been in error or performance targets were not met.
4.2 Say-on-Pay
We are strong supporters of "say-on-pay", now codified in the Dodd-Frank legislation. We support an annual advisory vote on compensation. Although we generally oppose tying executive compensation to short-term measures, we believe that annual review is the best method to ensure accountability. We will consider voting against members of the compensation committee where a company's previous say-on-pay proposal received the support of less than 70% of votes cast and appropriate steps were not taken to address executive compensation.
However, we vote against say-on-pay if CEO pay is greater than the 75th percentile of peers, or if the CEO-to-median-employee ratio exceeds 100:1 without persuasive explanation.
4.3 CEOs Serving on Compensation Committees
Compensation committees must be independent of management to ensure fair and impartial negotiations of pay with individual executives. We are concerned that the inclusion of CEOs on the compensation committee may result in more generous pay packages for senior executives than what is necessary to attract and retain talent. CEOs who benefit from generous pay may view large compensation packages as necessary to retain and motivate other executives. Perhaps most importantly, because compensation packages are often based on surveys detailing what their peers are earning, CEOs are subject to particularly troublesome conflicts of interest when they serve on compensation committees. It is in their general interest to see their peers' compensation rise. We will support shareholder proposals seeking to bar CEOs from serving on compensation committees and will oppose directors serving on compensation committees that also serve as CEOs of another company.
4.4 Relative Compensation Levels
Compensation for corporate CEOs has grown at an astonishing pace in recent years, far faster than that for employees in general. A few enlightened companies have set a maximum range they will tolerate between the salaries of their lowest- and highest-paid employees. Shareholders have asked other companies to do the following:
•Prepare reports comparing the compensation packages of the average and lowest wage earners to those of top management
•Establish a cap for CEO compensation, tying it to the wage of the lowest-paid workers
We will support these resolutions.
We will support resolutions seeking disclosure regarding the company, board, or board committee's use of compensation consultants, such as company name, business relationship(s), and fees paid, in order to surface any potential conflicts of interest, and to allow shareholders to adequately assess the reasonableness of proposed compensation arrangements.

We oppose compensation committee members if there is more than a 100:1 CEO to median worker pay ratio, or if executive compensation exceeds 75% of its peer group.
4.5 Disclosure
Shareholders have asked companies to disclose the salaries of top management beyond those the SEC requires in the proxy statement. We will support these resolutions.
4.6 Excessive Stock Option Grants to Executives
Shareholders wishing to promote more broad-based employee ownership of their corporations' stock have asked corporate boards to limit stock options granted to (1) a single individual to no more than 5% of the total options granted in a single year, and (2) the group of executive officers to no more than 10% of the total options granted in a single year. We will support these resolutions.
4.7 Executive Severance Pay Review
Shareholders have criticized boards of directors that grant retiring executives severance pay packages that significantly exceed the standard benefits granted to other company executives, particularly when the company's financial performance was poor during the executive's tenure. As a result, shareholders have asked boards to prepare reports that summarize and explain the relationship of their executive severance package policies and philosophies to corporate performance, employee morale, and executive performance incentives. We will support these resolutions.
4.8 Nonfinancial Performance
Shareholders have asked companies to review their executives' compensation and report to shareholders on its link not only to financial performance but also to the company's performance on the following:
•Environmental issues – carbon, waste, water, air quality etc.
•Animal exploitation – products, testing, sport and entertainment, any other exploitation
•Human rights issues
•Closing the wage gap between workers and top management
•Predatory lending
•Diversity and gender issues
•Social issues generally

We will support these resolutions.
4.9 Pension Credits in Executive Compensation
Some corporations use "pension credits," a projection of the growth of a company's pension plan, as part of their formula for calculating executive compensation and bonuses. Because pension credits reflect neither operating performance nor even actual returns on company pension plan assets, their use can improperly inflate executive compensation. Pension credits are not based on actual investment returns, but on the "expected return" on plan assets and other assumptions set by management. We believe boosting performance pay with pension income also creates incentives contrary to long-term shareholder interests. Such incentive pay formulas could, for example, encourage management to skip cost-of-living adjustments expected by retirees, or to reduce expected retirement benefits.
We will support resolutions asking companies to exclude pension credits from the calculation of executive compensation. Several companies including AT&T, General Electric, Verizon Communications, and Qwest Communications International have adopted these proposals.
We will also support resolutions asking companies to provide transparent reports to shareholders of profit from real company operations, and/or to use part of their pension fund surplus to adjust retiree pay for inflation.
4.10 Extraordinary Supplemental Executive Retirement Plans (SERPs) and Preferential Retirement Arrangements
Many companies establish Supplemental Executive Retirement Plans (SERPs) to provide supplemental retirement benefits that exceed IRS limitations on benefits that can be paid from tax-qualified pension plans. Some companies also maintain what are known as extraordinary SERPs, which provide preferential benefit formulas or supplemental pension benefits not provided to other managers under these companies' regular tax-qualified plans. Some companies also make individual pension agreements with executives that have similar features. The resulting gross disparities between the retirement security offered to senior executives and to other employees can create potential morale problems that may increase employee turnover. Moreover, because these forms of pension compensation are not performance-based, they do not help to align management incentives with long-term shareholder interests.
Shareholders have asked companies to seek shareholder approval of executive pension agreements of this kind. We will support these resolutions.
4.11 Performance-Based Stock Options

Shareholders have asked companies to tie executive compensation more closely to company, rather than stock market, performance through the use of performance-based stock options. Performance-based stock options include indexed stock options, which link option exercise prices to an industry index; premium-priced stock options, which have exercise prices that are above the market price of the stock on the date of grant; and performance-vesting options, which vest only after the market price of the stock exceeds a target price greater than the market price on the grant date. We will support these resolutions.
4.12 Salary Freeze During Layoffs
Layoffs are generally undertaken as cost-saving measures designed to improve profits and increase the company's long-term competitiveness. However, increasing the pay of corporate officers while asking employees to sacrifice is hypocritical, damaging to a company's culture, and indicative of poor corporate governance. We will support resolutions that require companies to freeze the salaries of corporate officers during layoffs and/or until the positive benefits of the layoffs are demonstrated.
4.13 Stock Option Expensing
The use of stock options that are not expensed can lead to distorted earnings reports and excessive use of stock options for executive compensation. We will oppose the use of stock options where they are not fully expensed, and support shareholder proposals calling for companies to expense stock options in the company's annual income statement.

5. MERGERS AND ACQUISITIONS
5.1 General
Many studies have concluded that a sizable majority of mergers and acquisitions fail to deliver shareholder value. Nevertheless, shareholders overwhelmingly approve most mergers and acquisitions. At the same time, significant mergers and acquisitions may entail serious social and environmental risks. For this reason, we will review the potential social and environmental costs of any merger or acquisition along with purely financial considerations. Although mergers and acquisitions may offer financial, and even social and environmental, benefits, their tendency to under perform, and their potential to do harm, creates the need for special scrutiny on a case-by-case basis.
We will oppose any merger or acquisition whose resulting company would not qualify for inclusion in our Funds' portfolios based on their line of business (for example, we would oppose the acquisition of a portfolio holding by a tobacco manufacturer or the takeover of a food company that incorporates animal products). We will also generally oppose mergers that involve a two-tiered stock offer. When evaluating mergers and acquisitions, in addition to the business case for the deal, where information is available, we will generally consider the following factors:
•The position of the acquirer and acquire company in respect of Beyond Investing's Screening Policies
•The relative social and environmental performance of the two companies
•The impact of the merger on employees, including layoffs and proposed postmerger investments in human resources
•Whether this is a hostile acquisition of a company with a substantially unionized workforce by a company with a non-unionized workforce
•The acquiring company's plans for cultural integration of the two companies
•The acquiring company's history of acquisitions
•Executive and board compensation packages tied to successful completion of the merger
•Change in control provisions in executive employment contracts triggered by the merger
•Conflicts of interest
•Corporate governance changes as a result of the merger
In certain industries, such as media, banking, agriculture, telecommunications, and pharmaceuticals, we will consider with caution mergers that will create notably high levels of industry concentration, and may weight such considerations heavily in our decision-making. In some cases, considerations of industry concentration may be the decisive factor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act requires an advisory vote on "golden parachute" arrangements for Named Executive Officers (NEOs) in conjunction with an acquisition, merger, consolidation or proposed sale. We will review these proposals on a case-by-case basis.
5.2 Mergers and Acquisitions – Impact of Merger
Shareholders have requested companies to present a report on the impact a merger or acquisition has on employment levels, director and executive compensation, philanthropic commitment, and company products. For example, in the case of a bank merger, shareholders have asked what effect the merger will have on community reinvestment activities (CRA). We will support these resolutions.
5.3 Mergers and Acquisitions – Shareholder Approval
Some shareholders have sought to require submission to shareholders of any merger or acquisition, regardless of size. While mergers and acquisitions that decisively change a company's character should be submitted to its owners for approval, we will oppose all-inclusive resolutions since they are both impractical and entail an unnecessary expense.

6. PROXY VOTING PROCEDURES
6.1 Proxy Voting – Confidential Ballot
Many companies' proxies bear the name of the shareholder, allowing companies to learn who voted how in corporate elections. Confidential voting is necessary to maintain a proxy voting system that is free of pressure. Shareholders have asked that proxy voting be kept confidential, except in those limited circumstances when the law requires disclosure. We will support these resolutions.
6.2 Proxy Voting – Supermajority Votes
A company may propose a bylaw requiring that certain types of shareholder resolutions receive a supermajority – sometimes as much as 80% of the vote – to be adopted. We will oppose these resolutions.
We will vote against proposals giving the board exclusive authority to amend the bylaws, and will support proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments as well as for mergers and other significant business combinations.
We support eliminating supermajority vote requirements and adopting a simple majority vote standard (excluding abstentions).
6.3 Shareholder Proposals – Simple Majority Vote Counting Standard
Responsible investors submit a wide array of binding and non-binding shareholder proposals to corporations. Companies routinely announce the voting results of these proposals at their annual meetings, and then report the raw data in an 8-K. Companies are not currently required to count the votes for all proposals according to a consistent simple majority vote standard. Instead, many companies count abstentions as votes against the proposal, often dramatically reducing the reported results. In some cases, true majority votes have been portrayed at the annual meeting as having failed to achieve a majority. This creates confusion among shareholders, with one outcome that the company reports to shareholders and the press, but an entirely different outcome mandated by the SEC for determining a proponent's eligibility to resubmit a proposal. Although this confusion can be cleared up by re-calculating the vote results based on the raw data provided in the 8-K, the vote announced at the annual meeting is generally the result that is picked up by the press. This diminishes the message shareholder proponents and voters intend to send to management and the board. Many shareholders use abstentions to send a particular signal to management. It is not their intent that such votes be counted against the proposal. We believe companies and shareholders would benefit from a uniform simple majority standard.
We support proposals asking companies to adopt a simple majority vote-counting standard for shareholder proposals, whether in the form of not including abstentions in the formula, or in the form of removing supermajority requirements that are not either approved by shareholders, or mandated by regulation.

7. SHAREHOLDER RIGHTS & DEFENSES
Bylaw provisions impacting shareholders' ability to bring lawsuits against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee-shifting provisions that require a shareholder who uses a company unsuccessfully to pay all litigation expenses of the defendant corporation.
We will vote case-by-case on bylaws which impact shareholders' litigation rights, taking into account factors such as:
•The company's stated rationale for adopting such a provision;
•The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms; and
•Governance features such as the shareholders' ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.
We will generally vote against bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful).

We support resolutions that allow shareholders to call special meetings (10% threshold) and to act by written consent.

8. CAPITAL STRUCTURE & SHARE BUYBACKS
8.1 Takeover – Employee Stock Ownership Plans (ESOPs)
ESOPs should promote active employee ownership. However, some companies have proposed ESOPs as a way to park stock to avoid a takeover. We will oppose ESOPs not intended and designed to promote active employee ownership.
8.2 Takeovers – Stock Issuance
Management may seek authorization to issue stock in an effort to avoid a takeover. We will oppose these resolutions.
8.3 Capital Structure
We will vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights.
We will generally vote against dual class capital structures. We will support proposals seeking the approval of a recapitalization plan for all stock to have one vote per share.
We will vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
We support one-share, one-vote policies and oppose dual-class stock with unequal voting rights.
8.4 Share Buybacks
We will generally support shareholder proposals to increase disclosure to investors about how share buyback decisions are made, and by whom, as well as how potential conflicts of interest are managed.

9. SOCIAL AND ENVIRONMENTAL ISSUES
9.1 GENERAL
9.1.1 Sustainability Reports

Concerned investors increasingly believe that the long-term financial health of a corporation is tied to the economic sustainability of its workers and the communities in which they operate, source, and sell their products. Consequently, these investors have sought to analyze corporate financial, social, and environmental performance, and have asked corporations to prepare sustainability reports detailing their firms' records in these areas. Some shareholders have requested that companies prepare such reports using the sustainability guidelines issued by the Global Reporting Initiative (GRI).
We will support resolutions requesting the publishing of annual sustainability reports on ESG issues, including GHG emissions and reduction goals.
9.1.2 Anti-Corporate Social Responsibility (CSR) Proposals
In recent years, a handful of shareholders have filed proposals modeled on sustainability reporting and political contributions reporting resolutions submitted by social investors. Although the "resolved" clause of these proposals is often very similar–if not identical–to proposals we would generally support, the "whereas" clauses generally advance a very different agenda, calling into question, for example, a company's efforts to address climate change. Where such proposals request "charitable contribution reports", prohibit or impose criteria on charitable giving, or require shareholder ratification of charitable grants, we will oppose them as their intent is clearly to limit corporate philanthropy, and because we have generally not had any difficulty obtaining basic information about a company's charitable giving. Where these proposals seek sustainability reports, we will generally abstain or oppose the proposal, carefully considering the message a vote against a "sustainability report" proposal may send to the company.
We oppose anti-ESG resolutions that undermine climate action, attack DEI efforts, or oppose sustainability reporting.
9.2 COMMUNITY
9.2.1 Access to Pharmaceuticals – Disclosure of Incentives to Pharmaceutical Purchasers
Drug companies have provided doctors, pharmacy benefit managers, and other pharmaceutical purchasers rebates, payments, and other incentives to purchase their drugs. These incentives are often hidden, and are therefore not passed on to patients. Shareholders have called on pharmaceutical companies to issue reports disclosing the extent and types of incentives they use to influence pharmaceutical purchasers to select their drugs. We will support these resolutions.
9.2.2 Access to Pharmaceuticals – Ethical Criteria for Drug Patent Extensions

Patents on "me too" drugs – modified or identical versions of existing drugs – extend the time it takes for generic drugs to come to market, which are lower in cost but equally effective alternatives to brand names. Shareholders have called into question the ethics of effectively extending the patents on existing drugs, and are concerned about the negative effects of this practice on their companies' reputations and on consumers' access to needed treatments.
We will support resolutions asking companies to develop ethical criteria for the extension of patents on prescription drugs and to issue reports on the implications of such criteria.
9.2.3 Cable Companies and Pornography
The availability and the level of graphic, sexually explicit, and/or obscene content on cable channels is expanding. This "mainstreaming" of pornography has become a source of serious concern for some shareholders on both social and financial grounds. Among other things, shareholders have asked cable companies to do the following:
•Outline the business case for their increasing distribution of pornography
•Review policies governing content decision-making for cable operations
•Assess the potential legal issues and financial liabilities posed by possible violations of local obscenity laws and lawsuits from individuals and communities
We will support these resolutions.
9.2.4 Citizen Initiatives – Noninterference by Corporations
According to the Supreme Court, large corporations have a constitutional right to participate in initiative campaigns. However, their financial contributions can and do defeat citizen initiative campaigns for environmental protection, recycling, sustainable resource use, and right to know laws. Shareholders have asked corporations to refrain from contributing to initiative campaigns unless a competitor would gain a competitive advantage from it. We will support such resolutions.
9.2.5 Confidentiality of Personal Information
A variety of high profile data breaches has made cyber-security a key financial and social issue. Some shareholders have called on companies to report on policies and procedures to ensure all personal and private customer information remains so even when business operations are outsourced overseas, contracted, or subcontracted. We will support these resolutions.

9.2.6 Corporate Welfare
Corporate welfare, according to a Time magazine article on the subject, is "any action by local, state or federal government that gives a corporation or an entire industry a benefit not offered to others." Government officials, business leaders, shareholders, and others worry that corporate welfare leads to unfair market competition and softens the ability of American businesses to compete. We will support resolutions that ask corporations to report the corporate welfare benefits they receive.
9.2.7 Corporate Tax Avoidance
According to the IRS, the United States loses as much as $30 billion annually from corporations that avoid taxes through the use of tax havens. The IRS has also documented how banks as well as investment companies, lawyers, and stockbrokers help clients avoid millions of dollars in taxes by setting up shell companies offshore. U.S. multinational corporations are increasingly attributing their profits to offshore jurisdictions. Globally, the grand total of wealth held offshore has been estimated at $11.5 trillion. Oxfam has noted that "developing countries could be missing out on tax revenues of at least US$50 billion a year; roughly equivalent to the global aid budget."
Shareholders have filed resolutions with financial institutions seeking a report on policies that are in place to safeguard against the provision of financial services for corporate or individual clients that enables capital flight and results in tax avoidance, and to companies seeking disclosure of the policies and procedures that guide the company's global tax strategies. We will support these proposals.
9.2.8 Equal Credit Opportunity
Access to capital is essential to participating in our society. The Equal Credit Opportunity Act prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, and the like.
Shareholders have asked for the following:
•Reports by credit card issuers evaluating credit card marketing, lending and collection practices and the impact these practices have on borrowers in order to avoid engaging in predatory practices.
•Reports on lending practices in low/moderate-income or minority areas and on steps to remedy mortgage-lending discrimination.
•The development of fair lending policies that would ensure access to credit for major disadvantaged groups and require annual reports to shareholders on their implementation.

•The development of policies to ensure that the firm does not securitize predatory loans.
•Specific actions to prevent predatory lending. (The subprime lending industry was a key component of the financial meltdown of 2008, and has historically been the subject of widespread criticism for systemic abuses known collectively as predatory lending. Predatory lending includes the charging of excessive rates and fees, failing to offer borrowers with good credit interest rates that reflect their sound credit records, requiring borrowers to give up their full legal rights by agreeing to mandatory arbitration as a condition of receiving the loan, and paying large prepayment penalties that make refinancing loans prohibitively expensive. These practices have disproportionate impact on low-income, elderly, and minority borrowers.)
•The application by nonfinancial corporations, such as auto companies, of Equal Credit Opportunity Act standards to their financial subsidiaries.
•The application of domestic Community Reinvestment Act standards to emerging market countries.
We will support these resolutions.
9.2.9 Insurance Companies and Economically Targeted Investments
Economically targeted investments (ETIs) are loans made to low- to moderate-income communities or individuals to foster, among many things, small businesses and farms, affordable housing, and community development banks and credit unions. Shareholders have asked for reports outlining how insurers could implement an ETI program. We will support these resolutions.
9.2.10 Land Procurement
Retail firms, particularly "big-box retailers," can have a significant negative impact on local communities, permanently altering the character of the community's economy and environment. Controversies that arise as a result may negatively impact the company's reputation and ability to attract consumers. We will support shareholder proposals asking such companies to develop socially and environmentally sensitive land-procurement policies, and to report to shareholders on their implementation.
Occasionally corporations locate facilities on sites of archeological or cultural importance.
Shareholders have asked companies to do the following:
•Prepare a report on the impact of their plans in culturally sensitive sites

•Develop policies that would ensure the preservation of communities' cultural heritage and the natural environment
•Consult with affected communities on development plans
•Maintain high ethical standards when working with governments and partners
•Cease their operations on these sites on ethical grounds once they have already begun
We will support these resolutions.
9.2.11 Lower Drug Prices
Millions of Americans have severely limited or no practical access to crucial prescription drugs because they are either uninsured or underinsured. In addition, shareholders have criticized pharmaceutical companies for using a two-tiered pricing system through which retail purchasers are charged significantly more for drugs than are group purchasers like HMOs and federal government agencies. As a result, the underinsured and uninsured must often pay higher prices for the same drugs than their adequately insured counterparts. We will support resolutions asking companies to report on price restraint policies for pharmaceutical products, and will generally support, on a case-by-case basis, resolutions asking for companies to implement price restraint policies. We will support proposals seeking reports to allow investors to understand the factors pharmaceutical companies use to determine price increases for their drugs.
9.2.12 Minimum Wage Principles
Until the early 1980s, an annual minimum-wage income—after adjusting for inflation—was above the poverty line for a family of two. Today, the federal minimum wage of $7.25 per hour, working 40 hours per week, 52 weeks per year, yields an annual income of only $15,080, well below the federal poverty line for families.
A minimum wage below the poverty line constitutes an unfair method of competition which burdens business by depressing sales, undermining productivity, increasing worker turnover and leading to labor disputes.
We will support proposals asking companies to adopt principles for minimum wage reform, aligned with the argument that a sustainable economy must ensure a minimum standard of living necessary for the health and general well-being of workers and their families; and the minimum wage should be indexed to maintain its ability to support a minimum standard of living; and to allow for orderly increases, predictability, and business planning. We will also support proposals asking companies to report on their response to wealth inequality in our society.

9.2.13 Over-The-Counter (OTC) Derivatives Risk
The use of complex derivatives instruments was a key factor in the financial crisis of 2008. Prior to the crisis, some shareholders sought to evaluate the credit risks associated with exposure to the derivatives market by filing proposals requesting financial companies to provide adequate disclosure of the collateral for over-the-counter derivatives. We will support these resolutions.
9.2.14 Political Spending and Lobbying
The Supreme Court's decision in Citizens United v. Federal Election Commission dramatically increased concerns relating to undisclosed corporate spending to influence elections, by sweeping away all limitations on corporate 'independent expenditures', allowing companies to finance advertisements supporting or opposing particular candidates. These payments can be funnelled through trade associations and other tax exempt entities that are not required to disclose the sources of their funding.
State regulations regarding political contributions vary widely, and it can be very difficult, if not impossible, to obtain an accurate picture of a corporation's political involvement. Corporate contributions to entities organized under Section 527 of the Internal Revenue Code, for example, are not required to be disclosed by the corporation, and may present significant risks to shareholder value when these contributions end up supporting causes that contradict corporate policies, or are inimical to shareholder interests.
Moreover, corporate contributions to industry trade associations and similar entities that engage in political activity raise additional concerns. These organizations generally do not disclose their membership or the source of their funding. Increasingly, these organizations have taken radical positions, forcing individual corporations to distance themselves from their own representatives. In addition, companies do not always receive full disclosure from the trade associations to which they contribute. Corporate involvement in state judicial races, think-tanks, and other political organizations have also raised concerns. These activities present a broad range of legal, political and reputational risks to companies. We are also concerned that corporate political spending may be creating systemic risks to our economy and our political system.
Shareholders have asked boards of directors to establish oversight of corporate political contributions, to establish corporate political contributions guidelines, to publicly disclose all political contributions made from the corporate treasury, including payments to trade associations and other tax-exempt entities, to disclose the business rationale for the company's political involvement and the public policy positions taken by the company, and to produce reports detailing the use of corporate resources for political purposes. We will support these resolutions.
We will also support similar proposals seeking transparency in corporate lobbying expenditures.
We will also support proposals advancing principles of corporate nonpartisanship: for example, requesting corporations to refrain from using corporate treasury funds to influence the outcomes of elections or ballot initiatives; or for other partisan political activities, or compelling their employees to contribute to or support particular causes.
9.2.15 Public Interest Obligations
The Federal Communications Act of 1934 requires media companies utilizing the publicly owned airwaves to act as a public trustee, and to fulfil a public interest obligation. Shareholders have asked media companies to report on their activities to meet their public interest obligations. We will support such proposals.
9.2.16 Quality of Healthcare
Many communities are increasingly concerned about the ability of for-profit healthcare institutions to provide quality healthcare. Shareholders have asked corporations operating hospitals for reports on the quality of their patient care. We will support these resolutions.
9.2.17 Redlining
"Redlining" is the systematic denial of services to an area based on its economic or ethnic profile. The term originated in banking, but the same practice affects businesses as different as insurance companies and supermarkets. Shareholders have asked management to appraise their lending practices and develop policies to avoid redlining.
Shareholders have also asked insurance companies to develop "fair housing" policies that would assure adequate homeowner insurance protection in low-income neighborhoods. We will support these resolutions.
9.3 EQUALITY
9.3.1 Equal Employment Opportunity and Affirmative Action Report
All corporations have the power to promote equality in the workplace and the marketplace. Shareholders have asked for reports that may include the following:

•A chart identifying employees by sex, race, and the various job categories defined by the EEOC
•A description of affirmative action policies and programs in place
•The company's Form EEO-1 disclosure report
•A report on the percentage of hires during the previous year who were persons with disabilities
•A description of programs designed to increase the number of women and/or minority managers
•A description of programs designed to increase the number of persons employed with disabilities
•A description of how the company is working to eliminate "glass ceilings" for female and minority employees
•A description of policies and goals to reduce the gender pay gap
•A report on any material litigation facing the company concerning diversity-related controversies
•A description of how the company publicizes its affirmative action policies and programs to suppliers and service providers
•A description of programs directing the purchase of goods and services from minority- and/or female-owned businesses
We will support resolutions disclosing EEO-1 data, conducting racial/gender pay equity audits, and setting goals to increase diversity in management.
9.3.2 LGBTQ+ Equality
In 1995, a coalition of advocacy groups and businesses, primarily in financial services, developed the Equality Principles on Sexual Orientation. The principles call on companies to do the following:
•Adopt written prohibitions against discrimination in employment based on sexual orientation
•Recognize and grant equal status to employee groups formed to address sexual orientation issues in the workplace
•Include sexual orientation issues in diversity training
•Grant spousal benefits to domestic partners, regardless of sexual orientation

•Refrain from using negative stereotypes of sexual orientation in advertising
•Practice non-discrimination in the sale of goods and services and the placement of advertisements
Shareholders have asked for reports on the implementation of the Principles. We will support these resolutions. We will oppose shareholder proposals asking companies to remove the words "sexual orientation" from their non-discrimination policies.
We support resolutions calling for companies to adopt non-discrimination policies for gender identity and sexual orientation, and commissioning LGBTQIA+ independent audits.
9.3.3 Pay Equity
Historically women have not received comparable wages for comparable work in many sectors of our economy, although national legislation requires that they be comparably compensated. Shareholders have asked for reports that companies undertake studies to assure that all women and minorities are paid comparably with their counterparts, and for pay gap transparency. We will support these resolutions.
9.3.4 Racial Stereotypes in Advertising
Racial stereotyping persists in advertising and team logos, including the Washington Redskins, and the Cleveland Indians' "Chief Wahoo". Shareholders have asked companies to display more sensitivity toward the images they present. We will support these resolutions.
9.3.5 Animal Equality
Shareholders have put proposals to Boards for more vegan and animal-friendly policies, such as the availability of vegan meals, and the use of non-animal materials in products, e.g. vegan leather for car seats. To the extent that any resolution put to shareholders reduces the use of animal derived materials in a company's product range and avoids the exploitation of animals in any company's business practices, we will support these resolutions.
9.4 ENVIRONMENT
9.4.1 Animal Welfare
Shareholders have asked restaurants and other corporations to adopt animal welfare standards for their operations and suppliers worldwide, and to report these standards, and their progress towards implementing these standards, to shareholders. Shareholders have also filed proposals addressing the practice of "battery cages", asking supermarkets and other firms to adopt policies to purchase cage-free eggs, and gestation crate-free housing for pigs. We will support these resolutions, whilst also maintaining that no use of animals whatsoever is our desired outcome.
We will support resolutions asking companies to eliminate animal testing, considering the use of animals for testing neither necessary nor desirable, given the inaccuracy of results, and given viable alternatives exist which should be more widely adopted.
We will support resolutions that ask companies to phase out testing, and will support resolutions calling for more humane forms of slaughter, whilst also maintaining that no use of animals whatsoever is our desired outcome.
We support reporting on animal welfare in the supply chain, and on phasing out antibiotic use in the food animal supply chain.
9.4.2 Chemical Safety
There is rising public awareness and concern about toxic chemicals in consumer products and in the environment. Governments in Europe and elsewhere are acting to restrict the use of toxic chemicals that remain in the environment for long periods, accumulate over time, or are associated with such health effects as cancer, mutations, birth defects, neurological disorders, and learning disabilities (such as Mercury, PVCs, and Phthalates, described below). Companies face increased risk of market exclusion, damage to their reputation, interruption of supply chains, and potential lawsuits as a result. To protect and enhance shareholder value, companies should know what toxic chemicals are in their products, and work to lower toxic hazards and their associated costs.
Shareholders have asked companies to do the following:
Phase out specific chemicals of concern that are used in their products where safer alternatives are available, or report on the feasibility of doing so
Report on the expected impact on their business of chemical regulation and emerging scientific findings
Disclose their policies for identifying, handling, and marketing products containing potentially hazardous chemicals, and for seeking safer substitutes for these chemicals
Reformulate products globally to meet the most stringent national or regional standards for toxic chemicals of high concern applicable to those products.

To comply with actions sought by the Campaign for Safe Cosmetics, including conducting an inventory of products containing chemicals of concern, proactively seeking safer alternatives, and public reporting on these efforts
We will support these resolutions and any resolution asking companies to report on/reduce chemical footprint risks.
9.4.3 Mercury-Containing Devices
Mercury, a bioaccumulative neurotoxin contained in such devices as thermometers and sphygmomanometers, poses a significant threat to public health. We will support resolutions asking corporations to phase out their production and/or sale of mercury-containing devices.
9.4.4 Nanotechnology Safety
Nanomaterials are molecular-sized materials - much smaller than the head of a pin or a human hair - increasingly used in consumer products. Because of their extremely small size, these materials may easily enter the bloodstream when inhaled or swallowed, and possibly when applied to the skin. Shareholders have filed proposals seeking reports on the use of nanomaterials, which may pose certain risks to human health. We will support these proposals.
9.4.5 PVCs (Polyvinyl Chloride Plastics), Phthalates
PVCs are environmentally hazardous throughout their life cycle (production, use, and disposal). Dioxin, a known human carcinogen, is created during the production of PVC feedstocks, as well as when PVCs are burned in waste incinerators. Among other things, dioxin has been linked to endocrine disruption, reproductive abnormalities, neurological problems, and infertility in humans and animals. In addition, large amounts of chemicals called "phthalates" are used to manufacture flexible PVC products. A commonly used phthalate plasticizer called di-ethylhexyl-phthalate (DEHP) is a probable reproductive toxicant, as well as a toxicant of the liver and kidney.
PVCs are the primary component in 25% of all medical products. These include IV, blood, and enteral feeding bags; oxygen tubing and masks; dialysis tubing; enteral feeding tubes; examination gloves; and sterile packaging. Many non-PVC medical supplies (IV bags, gloves, plasma collection bags, and containers) are currently available and others (tubing, film for collection bags, and blood bags) are under development. We will support resolutions asking companies to phase out the manufacture of PVC- or phthalate-containing medical supplies where safe alternatives are available.

PVCs are also extensively used in building materials such as furniture and floor coverings. We will support resolutions asking companies to report on the risks, financial costs and benefits, and environmental and health impacts of the continued use of PVCs in these types of products.
9.4.6 Greenhouse Gas Emissions and Climate Change
In light of the severe climate-changing effects of greenhouse gas emissions from companies' operations and products, shareholders have asked companies in a wide variety of industries, including electric utility, oil, real estate, and manufacturing to report on these emissions (using widely accepted formats such as the CDP) and their progress towards reducing them, and to report on how the company is responding to rising regulatory, competitive, and public pressure to significantly reduce carbon dioxide and other greenhouse gas emissions.
Companies have also been asked to tie executive compensation to progress in this area. In addition, oil companies have been asked about their progress toward developing renewable energy sources, and their efforts to comply with climate regulation, oil and gas companies have been asked to report and set targets for reduction of methane emissions in their operations due to intentional venting of natural gas or leakage, while electric utility companies have been asked to report on their progress in helping ratepayers conserve energy and in using benign sources of electricity to reduce CO2 emissions. Shareholders have also asked property and casualty insurance industry firms to report on their exposure to potentially catastrophic risks from natural disasters brought on by worldwide climate change. Increasingly, shareholders are asking companies to set "science based" greenhouse gas reduction targets.
We support resolutions asking companies to:
Adopt a policy/report on Paris-aligned Net Zero GHG reduction targets.
Report on Scope 1, 2, & 3 emissions reduction targets and methane emissions.
Report on science-based climate transition plans and stranded carbon asset risk.
Report on the use of carbon offsets.
Report on climate-related just transition plans.
Adopt a policy to limit/phase out/end fossil fuel financing/underwriting and report on same.
Adopt a policy to align lobbying activities with climate goals.
Any other greenhouse gas and climate-related resolutions.

9.4.7 Environmental Hazards to Community
The public has a right to know whether a company uses substances that pose an environmental health or safety risk to a community in which it operates. Shareholders have asked companies to make information about these risks available to enable surrounding communities to assess a facility's potential impact. We will support these resolutions.
Serious concerns have been raised about the practice of hydraulic fracturing to extract natural gas from shale deposits deep underground. Often, communities are not adequately apprised of potential risks to water and air, and are not provided adequate information during these operations. We will support proposals seeking greater transparency on the practice of hydraulic fracturing and its associated risks to both communities and investors.
9.4.8 Environmental Reports
Shareholders have asked companies to prepare general reports describing company programs, progress, and future plans with respect to the reduction of the company's environmental impacts. Some requests have focused on specific environmental problems, such as hazardous waste sites, pesticide sales and use, deforestation or seafood sourcing. Shareholders have also asked for reports on the environmental and occupational standards that companies require of their suppliers and vendors. We will support these resolutions.
9.4.9 Environmental Standards for International Electronics Industry Subcontractors
The manufacture of semiconductors requires extensive use of toxic chemicals and the use and discharge of large amounts of water. Shareholders have asked certain large U.S. electronics products companies to report on their policies for monitoring the environmental records of their major overseas suppliers. We will support these resolutions.
9.4.10 Forestry Practices
According to the United Nations, forests are rapidly declining at a rate of 33 soccer fields per minute. Endangered forests are home to nearly 50% of the world's species and 200 million indigenous people worldwide. These forests store extensive amounts of carbon and are critical to mitigating the effects of climate change.
The forest products industry is the largest industrial consumer of endangered forests. Many forests are unnecessarily threatened by industrial logging to meet the demand for paper products that are often used once and discarded.

Stemming this tide of destruction requires a change in how forests are managed, while also looking for opportunities to decrease paper use and increase recycled content. Companies can ensure that their wood products are harvested from sustainably managed forests by purchasing wood or wood fiber bearing the Forest Stewardship Council (FSC) seal. The FSC, a third-party auditor, offers the only independent certification system in the world accepted by the conservation, aboriginal, and business communities. FSC certification recognizes forestry operations that adopt environmentally and socially responsible practices. In addition, virgin tree fiber from logging operations certified to FSC standards is increasingly available.
Shareholders have asked companies to review their policies on the sale of products containing material from old-growth or virgin forests to develop and implement comprehensive policies prohibiting the harvest and trade in products from old growth and endangered forests, to phase out the use of paper from these sources, to report on the feasibility of phasing out the use of non-FSC certified wood products, to increase the use of recycled material, and to report generally on their progress toward implementing sustainable forestry policies. We will support these resolutions.
We will also support resolutions seeking reports on the company's forestry practices and use of certification schemes. We will support proposals asking companies to set appropriate policies to avoid contributing to deforestation and human rights abuses through the sourcing of these commodities, and to produce reports on the implementation of these policies.
We support resolutions asking companies to report on supply chain deforestation impacts and on deforestation financing.
9.4.11 Genetically Engineered (GE) Agricultural Products
Shareholders have asked companies to delay marketing GE foods until testing proves these products to be safe over the long term. They have also asked companies that are currently marketing GE products to (1) label them as such; (2) adopt a policy to phase them out; (3) report on the financial and environmental costs, benefits, and risks associated with the production and consumption of these products; (4) report on the company's internal controls related to potential adverse impacts associated with GE organisms and/or (5) report on the feasibility of phasing them out, unless long-term testing proves them safe to humans, animals, and the environment. We will generally support these resolutions, in accordance with our Screening Policies, which oppose genetic modification.
9.4.12 Mining or Exploration and Production in Certain Environmentally Sensitive Regions

Certain regions, such as the Arctic National Wildlife Refuge, the Boreal Forest or the Okefenokee National Wildlife Refuge, are particularly environmentally sensitive. Shareholders have asked natural resource extraction companies to adopt a policy of not exploiting these regions. We will support these resolutions.
9.4.13 Paper Production and Use – Chlorine Bleaching
The insatiable demand for paper has led to clear-cutting of forest for pulp and the use of chlorine bleaching to achieve whiteness in the end product. As both these practices have dire environmental consequences, shareholders have asked paper manufacturers to report on plans to phase out the production of paper using these processes. In addition, shareholders have also asked companies to report on steps taken to eliminate the use of chlorine bleaching in the production of their products. We will support these resolutions.
9.4.14 Pollution Prevention, Recycling, and Product Life-Cycle Responsibility
Implementation of pollution-prevention and recycling programs results in clear benefits to corporations, shareholders, and the environment. Shareholders have asked corporations in environmentally risky industries to adopt a policy requiring each major facility to conduct an annual review of pollution-prevention measures. Shareholders have also asked companies to adopt and report upon plans for the elimination from their operations of certain pollutants that cause severe environmental harm. Others have asked corporations to increase the use of recycled materials in their production processes and/or to implement a strategy encouraging consumers to recycle company products. In addition, shareholders are increasingly asking companies to commit to taking responsibility for the environmental impact of their products during their entire life cycles and to report on the initiatives they use to achieve this objective. We will support these resolutions.
We support resolutions asking companies to report/act on 'right to repair' policies, reducing packaging/plastic pollution, and supporting a circular economy for packaging.
9.4.15 Renewable Fuels and Energy Efficiency
Burning coal and oil contributes to global climate change, acid rain, deteriorating air quality, and related public health and environmental problems. In addition, the use of non-renewable fuels such as oil and coal is, by definition, an unsustainable business practice. Corporations can significantly reduce their negative impact on the environment by implementing more energy-efficient manufacturing processes and marketing more energy-efficient products. They may also do so through creating products and manufacturing processes that utilize renewable energy sources, several of which are currently cost-competitive. In addition, energy companies can help by increasing their investments in the development of renewable energy sources.
We will support resolutions asking corporations to develop products and operations that are more energy-efficient and/or that rely on renewable fuel sources. We will also support resolutions asking energy companies to increase their investments in the development of renewable energy sources.
9.4.16 Risks Linked to Water Use
There is a need for long-term corporate water use strategies. Corporations are exposed to the following risks linked to water use:
Increasing water costs
Increasing competition for water supplies
Conflicts with local communities over water rights
Risk of disruption of water supplies and its impact on business operations
In particular, social investors are concerned with companies involved in the bottled-water industry. These companies risk the potential of being involved in water rights disputes with local communities. We will support resolutions requesting companies to report on the business risks associated with water use and its impact on the corporation's supply chain, and steps taken to mitigate the impact on water supplies of communities near company operations.
We support resolutions asking companies to adopt/report on water use reduction targets and report on water-related business risks.
9.4.17 Biodiversity
We support resolutions asking companies to conduct/report on biodiversity impact assessments, adopt policies to reduce negative biodiversity impacts, and report on deep-sea mining impacts.
9.4.18 Industrial Agriculture & Regenerative Practices
We support resolutions asking companies to report on/act to adopt regenerative agricultural practices and report on pesticide health risks from the supply chain.
9.5 HUMAN RIGHTS
9.5.1 Affordable HIV/AIDS, Tuberculosis, Malaria, and Other Drugs for Developing Countries

The vast majority of the millions of living with HIV/AIDS reside in developing countries. Tuberculosis (TB), a disease that is frequently a complication of AIDS, claims approximately 2 million lives annually and is the world's leading infectious killer. Malaria similarly claims approximately 1.1 million lives.
Shareholders have called on pharmaceutical companies in industrialized nations to develop and implement a policy to provide HIV/AIDS, TB, malaria, and other drug treatments in ways that the majority of people affected by these diseases in developing countries can afford. These resolutions are intended to help provide relief to developing countries that are gravely suffering from these epidemics and to protect the intellectual property of their companies' products in order to ensure their long-term profitability. We will support these resolutions.
9.5.2 AIDS, Tuberculosis, and Malaria – Impact on Operations
According to UNAIDS, the Joint United Nations Programme on HIV/AIDS, in 2004, 39.4 million people were infected with HIV, and 3.1 million died from the disease. While two thirds of global HIV cases remain in sub-Saharan Africa, infections are rising in every region of the world. In addition, tuberculosis kills 2 million people per year, and malaria an additional million. India and Russia have the steepest increases in HIV infection and are highly exposed to malaria and tuberculosis, respectively. UNAIDS stated that in order to achieve sustainable development in these regions, both the government and the private sector need to address the local AIDS epidemic. The private sector can do so through the provision of comprehensive workplace health coverage, counselling, testing, and treatment programs. In addition, the HIV/AIDS, tuberculosis, and malaria pandemics may have a profound impact on companies that produce products essential to combating infectious diseases, and companies with significant operations in affected areas. We will support resolutions that call for corporate reports on the impact of these diseases on corporate operations in affected areas.
9.5.3 Child Sexual Exploitation
Each year more than two million children are exploited in the global commercial sex trade, some of them as young as 5 years old, with an average age of 14. Child sex tourism is the practice of foreigners sexually exploiting children in another country. It is an organized multibillion-dollar industry that includes tour guides, websites, and brothel maps. Problem countries include Cambodia, Thailand, Costa Rica, Mexico, Dominican Republic, Brazil, India, and others. In 2003, ECPAT, the World Tourism Organization, created a "Code of Conduct for the Protection of Children from Sexual Exploitation in Travel and Tourism" with funding from the United Nations.

Shareholders have filed resolutions asking companies involved in providing tourism services, including hotels, to adopt a policy prohibiting the sexual exploitation of minors on company premises in line with the ECPAT code, and to report to shareholders on the implementation of this policy. We will support these proposals and similar proposals seeking to protect children from other forms of sexual exploitation.
9.5.4 Choosing Where and How to Do Business (Country Selection Criteria)
Companies choose where they will do business, where they will operate their factories, where they will subcontract their work or buy finished goods, and where they will extract natural resources. Shareholders have asked companies to develop guidelines for these choices that include consideration of prevailing human rights conditions in that country, and to report on their due diligence process and metrics for measuring and reducing these risks. They have also asked companies to report on their relationships with individual governments that have poor human rights records, and on their operations in countries suspected of supporting terrorism. We will support these resolutions.
Because companies do not generally disclose all of the countries from which they source product, we will also support proposals seeking disclosure of all countries that represent more than 5% of a company's global spend.
We support resolutions asking companies to report on criteria for investment, continued operations, and withdrawal from countries with a high risk of genocide or human rights violations, and to adopt a policy of not doing business with governments complicit in genocide and/or crimes against humanity.
9.5.5 Financial Services Firms
Global financial institutions play a critical role in ensuring the economic stability of local and national economies, providing financing for a wide variety of development projects and ensuring access to credit for individuals and institutions large and small. They have therefore been the subject of serious attention by concerned investors seeking to achieve a more just and sustainable economic system. For example, Amnesty International and others filed proposals with banks seeking policies to address the genocide in Darfur. These proposals ask these firms to issue reports on how their investment policies address or could address human rights issues.
Financial institutions have also received proposals seeking more complete disclosure to allow investors to understand the bank's exposure to structured investment vehicles, structured securities, and conduits, and its policies to manage these risks.

Banks have been asked to incorporate social and environmental standards into their underwriting criteria, to adopt environmental commitments, such as the Equator Principles, and to address their impact on climate change by ending financing or investment in mountaintop removal mining, construction of coal-fired plants or the coal industry generally. Banks may also be questioned about their support of animal agriculture and other forms of animal exploitation and to reduce their support of any company involved in such practices.
We will support these proposals.
9.5.6 International Lending and Economic Development
Programs enforced by the IMF and World Bank are supposed to help developing countries repay loans, but considerable evidence indicates their effects have included the following:
•Encouraging capital flight from less economically developed countries
•Eroding human and natural resources
•Encouraging the inefficient use of capital
•Decreasing spending for health, education, and housing
•Undermining a country's long-term capacity to repay its debts
To help remedy these matters, shareholders have asked financial services companies to develop criteria for the evaluation, support, and use of intermediaries capable of promoting appropriate development in emerging economies. Others have asked for the disclosure of the criteria used in extending loans to developing countries so as to avoid adding to their $1.3 trillion debt to industrialized countries. Shareholders have also asked companies to cancel debts owed to them by developing countries, particularly those designated as Heavily Indebted Poor Countries by the World Bank and the IMF. Still others have asked for information on structural adjustment programs. We will support these resolutions.
9.5.7 Money Laundering
In order to prevent money laundering, shareholders have asked financial institutions not to engage in financial transactions, including no correspondent or payable-through accounts, for any financial institution that is not willing to provide the identity and address of the participants in transactions or relationships or the identity of the beneficial ownership of funds. We will support these resolutions.
9.5.8 Global Companies — Standards of Conduct
Global manufacturing, resource extraction, financial services, Internet sector, and other companies face complex issues arising from the diverse cultures and political and economic contexts in which they operate. Shareholders have asked companies to develop, adopt, and continually improve codes of conduct to guide company policies, programs, and operations, both within and outside their countries of origin, and to publicly report these policies. Shareholders believe these codes should include policies designed to ensure the protection of the environment and human rights, including the payment of just wages, the maintenance of safe working conditions, the avoidance of child and forced labor, and the rights of freedom of association and collective bargaining. Shareholders often ask companies to adhere to policies that conform to the International Labor Organization’s Core Conventions, the United Nations Universal Declaration on Human Rights and the UN Guiding Principles on Business and Human Rights. Shareholders have also asked companies to investigate and report on particular human rights controversies they face. We will support these resolutions.
9.5.9 Supply Chain Standards
The outcry against the use of offshore sweatshops by U.S. retailers that began in the late 1990s, has many origins. Underlying those protests, however, is a common assumption: U.S. corporations have the power to alter the conditions under which their vendors operate. Shareholders have asked companies to adopt codes of conduct that incorporate, at a minimum, the core conventions of the International Labor Organization, and to report on these standards, focusing especially on the workers’ rights to organize and bargain collectively, overall working conditions, and worker compensation. They have also asked for (1) companies to use external, independent monitoring programs to ensure that their vendors comply with their standards; and (2) reports on companies’ efforts to implement and enforce their code of conduct. We will support these resolutions.
In an effort to ensure that migrant workers are protected from exploitation by unscrupulous labor brokers and other forms of forced labor, investors have asked companies to amend their codes and disclose specific remedial efforts taken to ensure that their global supply chain is free of forced or bonded labor, including any efforts to reimburse workers for recruitment fees that were paid. We will support these proposals.
We support resolutions asking companies to report on human/labor rights risks in the supply chain and to adopt a policy on prison labor in the supply chain.
9.5.10 Infant Formula
Nutrition researchers have learned that substitution of infant formula for breast milk increases health risks to children. Shareholders have asked companies that produce infant formula to endorse the WHO/UNICEF Code of Marketing for Breast-Milk Substitutes. We will support these resolutions.

9.5.11 Internet and Telecommunications Censorship and Surveillance
The growth of the Internet and mobile telecommunication services offers considerable opportunities for global broad-based wealth creation, including the advancement of human rights. Companies involved in providing these services and technology are playing a leading role in building global communities and sharing knowledge. We believe that government action to censor, monitor, isolate, and jail users of these technologies for exercising basic human rights outlined in the Universal Declaration of Human Rights threatens the ultimate realization of these benefits. We believe these actions also present significant barriers to growth for Internet and telecommunication sector businesses. As documented by Human Rights Watch and others, the presence of the Internet in repressive-regime countries can help dissidents and others stay informed about relevant political issues, and generally advance the cause of human rights.
In response to revelations that certain U.S. companies are complying with government requests to assist in their efforts to censor and monitor the Internet, which in some cases has resulted in the imprisonment of dissidents, Shareholders have filed a variety of resolutions on this issue. We will support those resolutions that advance principles of freedom of expression and privacy by asking companies to adopt policies and procedures to safeguard these rights, and to publicly report on their implementation, but will generally oppose resolutions that require that Internet and telecommunication sector companies pull out of repressive-regime countries.
We support resolutions asking companies to report on sales of facial recognition/surveillance technology and on the use of products and services for surveillance that may contribute to human rights violations. We support reporting on governmental censorship request compliance.
9.5.12 Justice for Indigenous Peoples
Shareholders have asked natural resource extraction companies to report on their operations on indigenous lands and to address the impact and implications of their activities on both the land and the people. Shareholders have also asked these companies to cease operations on indigenous lands that have an adverse environmental, socioeconomic, or human rights impact on the local population. We will support these resolutions.
We support resolutions asking companies to report on the effectiveness of policies on Indigenous Peoples' rights and on financing of pipelines on Indigenous Peoples' lands.
9.5.13 Mexico - Maquiladoras

Maquiladoras are facilities operated by U.S. companies just south of the U.S.-Mexico border. There, Mexican workers - paid a fraction of what U.S. workers would require to subsist - assemble parts made in the U.S. and ship the finished goods north. Shareholders may ask corporations' management to do the following:
Initiate a review of their maquiladora operations, addressing issues such as environmental health and safety, or fair employment and wage practices, as well as standards of living and community impact
Prepare a report with recommendations for changes in light of the findings
We will support these resolutions.
9.5.14 Privacy Rights
Revelations that telecommunications and Internet firms provided access to customer phone records and communications data to the U.S. National Security Agency have prompted shareholders to ask companies to report on these practices, including steps the company is taking to protect its customers' private records to ensure that such records are only released when required by law. We will support these resolutions.
We support resolutions asking companies to report on privacy, data security, and civil rights risks related to the use of big data, and to expand health-related digital privacy protections.
9.5.15 Questionable Overseas Payments
U.S. corporations can provide valuable goods and services to developing countries that help them attain a higher standard of living. At the same time, corporations doing business in these countries must be certain they are not violating provisions of the Foreign Corrupt Practices Act that prohibit the accepting of bribes and other questionable payments.
Shareholders have asked companies to audit their foreign contracts to ensure that no violations of the Foreign Corrupt Practices Act are occurring. We will support these resolutions.
9.5.16 Agricultural Workers
We support resolutions asking companies to join the Fair Food Program to ensure humane wages and safe conditions for agricultural workers, and to report on child labor in cocoa production.
9.5.17 Environmental Justice

We support resolutions asking companies to report on environmental and health impacts from company operations on communities of color and low-income communities.
9.5.18 Human Rights Policy/Risks Assessment
We support resolutions asking companies to report on human rights due diligence processes to assess, identify, prevent, and mitigate actual and potential adverse human rights impacts.
9.5.19 Human Trafficking
We support resolutions asking companies to report on human rights due diligence processes to assess, identify, prevent, and mitigate actual and potential adverse human rights impacts related to human trafficking.
9.5.20 Racial Justice
We support resolutions asking companies to commission racial equity independent audits and report on plans to promote racial justice and civil rights policy impact.
9.5.21 Training
We support resolutions asking companies to conduct training of employees on its human rights policy and/or the recognition and prevention of forced labor, slavery, or human trafficking.
9.5.22 Water Access
We support resolutions asking companies to adopt a policy on the human right to water.
9.5.23 Weapons
We support resolutions asking companies to report on gun sales and nuclear weapons financing.

10. SPECIAL ISSUES (TOBACCO, MILITARISM, ETC.)
10.1 MILITARISM AND VIOLENCE
10.1.1 Firearms Sales
Violence in the U.S. has increasingly become a major concern. Tens of thousands of Americans die annually due to gunfire, including many children. Restricting easy access to guns is one way of reducing the possibility of gun violence. We will support resolutions that ask certain mainstream retail companies to stop selling firearms and related ammunition, and to return all inventories and related ammunition to their manufacturers.
We support resolutions asking companies to report on gun sales.
10.1.2 Violence in Children's Programming and in Video Games
Children's television programming can regularly expose children to numerous acts of violence. By the time children finish elementary school, on average they have watched 8,000 murders and 100,000 acts of violence. Shareholders have asked media companies and program sponsors for reports on standards for production and mechanisms for monitoring violent programming. We will support these resolutions.
In addition, researchers have raised concern that playing violent video games may lead to violent behavior among children and adolescents. Shareholders have asked retailers to report on their marketing policies for violent video games. We will support these resolutions.
10.1.3 Workplace Violence
The Bureau of Labor Statistics Census of Fatal Occupational Injuries has documented the significant number of fatal work injuries caused by intentional acts of violence, particularly for female workers. In keeping with the recommendations of the U.S. Occupational Safety and Health Administration, shareholders have asked corporations to develop violence prevention programs in the workplace. We will support these resolutions.
10.2 TOBACCO
10.2.1 Insurance and Healthcare Companies Investing in Tobacco
Shareholders have asked insurance and healthcare company boards to report on the appropriateness of investments in the tobacco industry. They have also asked for reports on the impact of smoking on benefit payments for death, disease, and property loss. Shareholders have also asked insurance companies and healthcare providers not to invest in the stocks of tobacco companies. We will support these resolutions.
10.2.2 Limitation on Tobacco Sales to Minors and Others
Shareholders have submitted proposals asking management of grocery chains, convenience stores, service stations, and pharmacies to implement programs to ensure that they do not sell tobacco products to minors, to restrict the promotion and marketing of tobacco products both in the U.S. and abroad, and/or to stop selling them altogether. We will support these resolutions.
10.2.3 Sales of Non-Tobacco Products to Tobacco Industry
Shareholders have asked companies making significant sales of non-tobacco products to the tobacco industry to study the effects of ending these transactions or to stop immediately. Shareholders have also asked companies to study the health impact of certain products sold to the tobacco industry that become part of tobacco products. We will support these resolutions.
10.2.4 Smoke-Free Restaurants, Hotels and Other Hospitality Venues
Exposure to second-hand smoke from cigarettes can be harmful to the health of nonsmokers. Shareholders have asked restaurant companies to adopt a smoke-free policy. We will support these resolutions.
10.2.5 Tobacco Advertising
Tobacco is among the most heavily advertised products in the U.S. Shareholders have asked media companies that profit from cigarette advertising to do the following:
•Develop policies and practices that would ensure that cigarette advertising is not manipulative or misleading
•Voluntarily adopt the 1996 Food and Drug Administration regulations pertaining to tobacco advertising.
•Assure that tobacco ads are not youth-friendly
•Assess the financial impact of refusing to run tobacco ads
•Develop counter-tobacco ad campaigns funded from the revenues they receive from tobacco advertising
•Prepare reports that address the media's role in encouraging smoking, particularly among children
Shareholders have also asked media firms to review and report on the ways in which smoking is portrayed in films and television programming. We will support these resolutions.
10.2.6 Tobacco Smoke in the Environment
The hazards of tobacco smoke in the environment - particularly indoors - are well documented. Shareholders have requested that a company refrain from efforts to undermine legislation geared toward restricting smoking in public places and to adopt smoke-free policies. We will support these resolutions.
We support resolutions asking companies to report on brand nicotine levels and reducing these to less addictive levels, and to report on the sale of tobacco products and impacts on external public health.

11. INTERNATIONAL VOTING
11.1 Adaptation of Policies to Non-U.S. Markets
The general principles guiding Beyond Investing's proxy voting practices apply globally, and we will seek to apply these Guidelines consistently in all markets. However, significant differences between the U.S. and other markets may require modification of the application of the Policies for certain non-U.S. markets. We will not, however, lower our standards to conform to local market practice. We will always seek to hold companies to best practices within their markets. Our policies, therefore, will serve as the baseline, but where local best practices exceed our policies, we will apply the higher standard.
11.2 Shareblocking and Other Obstacles to Voting
Certain countries impose "shareblocking" restrictions, meaning that a shareholder is prevented from trading shares for a period of time between the date of the deadline for submission of the vote and the annual meeting (these restrictions vary from country to country). Beyond Investing will seek to vote its shares for every holding in its portfolio. However, we will forego the opportunity to vote when shareblocking restrictions would impair our ability to effectively manage our Funds' portfolios, for example around an Index rebalance.
In addition, due to particularly onerous procedural impediments in certain countries, we will not always be assured of our ability to vote our clients' shares, and in certain circumstances may choose not to vote where we believe it may not be in our clients' best interests to cast a vote. We may also miss opportunities to vote our shares when companies fail to provide information in a timely manner or when custodial or proxy advisory delays prevent us from voting our shares on time. We may also choose not to vote in certain markets that impose fees for voting proxies.
11.3 Availability of Information
The availability of information necessary to make informed voting decisions varies widely in non-U.S. markets.

It is common for European companies, for example, to seek shareholder approval of company financial statements. In many cases, however, companies fail to provide their financial statements in a timely manner. Although this is considered a "routine" matter, where we are being asked to approve a report that has not been received, we will vote against the proposal.
Where we are being asked to vote on an item where we have insufficient information to apply our guideline (such as auditor independence), we will abstain, unless it is clear market practice in that country to provide the required information, in which case we will vote against the proposal. As stated below, where we cannot determine the independence of a director, we will assume that director is not independent.
11.4 Bundled Proposals
Frequently, non-U.S. companies "bundle" proposals, meaning that they combine several issues into one vote. We believe that shareholders should have the opportunity to vote on each individual issue. We will vote against bundled proposals should there be reason to vote against any individual issue presented, but will support the proposal if we would have supported each issue had they been presented individually.
11.5 Election of Directors
We strongly believe that directors should be elected individually. In France, where it is market practice to present directors individually, and Germany, where it is recommended best practice, we will vote against all director slates that are presented as a bundled proposal.
In other countries, where it is common practice to bundle these proposals, we will vote against the entire slate if we have reason to oppose any individual director, where, for example, an individual non-independent director sits on a key committee, or if the board does not include any women.
Due to the difficulty of obtaining information about the background of directors at non-US companies and in consideration of the local context, we will only consider race and ethnicity when applying our board diversity guideline in jurisdictions where we are able to obtain consistent data (currently, Australia, Canada and the United Kingdom). We will apply our voting policy on gender consistently in all markets.
In all markets, we will vote against the election or reelection of any director whose name is not disclosed. Where information is not provided to determine the independence of the director, we will assume the director is not independent. Where the board does not include an audit or remuneration committee, we will assume the entire board serves in that capacity and will vote against any non-independent directors.
In Sweden, some companies have sought permission to have the Board Chair and representatives of the firm's largest shareholders (who are not directors) serve on the nominating committee. We will oppose these proposals, as we believe only independent board members should serve on this key committee.
In Germany, and other countries where up to half of the board must consist of employee representatives, we will exclude board members appointed by the government, employees' representative(s), and employee shareholders' representative(s) when determining whether the board consists of a majority of independent directors.
We apply our gender diversity policy consistently in all markets; racial/ethnic diversity policy is applied only where consistent data is available (e.g., UK, Canada, Australia).
11.6 Japan and Brazil – Statutory Auditors
Japan:
We will generally vote for the election of statutory auditors, unless:
•The outside statutory auditor nominee is regarded as non-independent based on ISS independence criteria for Japan; or
•The outside statutory nominee attended less than 75 percent of meetings of the board of directors or board of statutory auditors during the year under review; or
•The statutory auditor is judged to be responsible for clear mismanagement or shareholder-unfriendly behavior; or
•Egregious actions related to a statutory auditor's service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.
Brazil:
We will vote for the appointment or (re)election of fiscal council members, unless:
•The name of the management nominee(s) is not disclosed in a timely manner prior to the meeting;
•There are serious concerns about the statutory reports presented or the audit procedures used;

•Questions exist concerning any of the statutory auditors being appointed; or
•The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
•Minority shareholders have presented timely disclosure of minority fiscal council nominee(s) to be elected under separate elections, as allowed under Brazilian law.

12. POLICY ADMINISTRATION & CONFLICTS
12.1 Developing the Proxy Voting Policies
These Policies are reviewed on at least an annual basis, and updated, when necessary, to reflect new issues raised by shareholder activists, regulatory changes and other developments. The BOT has delegated to Beyond Investing the authority to make non-material amendments to the policies and procedures as necessary, subject to annual ratification.
The Board of Trustees ("BOT") of Funds to which Beyond Investing is the Adviser has delegated the responsibility to vote proxies for the Funds to Beyond Investing. The BOT reviews and adopts Beyond Investing's Proxy Voting Policies and Procedures on an annual basis on behalf of the Funds, and receives annual reports regarding the execution of its proxy voting duties.
Primary responsibility for the proxy voting function at Beyond Investing rests with its Head of Fundamental Research and Director of Corporate Engagement.
Beyond Investing's primary responsibilities include the following:
1.Developing the Proxy Voting Policies: These Policies are reviewed on at least an annual basis, and updated, when necessary, to reflect new issues raised by shareholder activists, regulatory changes and other developments. The BOT has delegated to Beyond Investing the authority to make non-material amendments to the policies and procedures as necessary, subject to annual ratification.
2.Voting: Beyond Investing will vote in accordance with the Policies, up to the "cut off" date for submitting the vote. Where there are unique circumstances that require further examination, Beyond Investing may draw upon a variety of materials such as independent research, newspaper reports, academic studies, non-governmental organizations with expertise in the particular issue being voted on, affected stakeholders, and corporate SEC filings, including management's position on the issue in question, to determine its voting preference.
3.Annual Update and Reporting: Beyond Investing shall review and update the Policies no less frequently than annually. Such Policies with be submitted to the Funds' Board of Trustees for its annual review of applicable proxy voting policies.
12.2 Reporting to the Board of Trustees of any Fund to which Beyond Advisors is an Adviser
Beyond Investing is responsible for ensuring that the following reporting duties are performed:
(a) Annual preparation and filing of Form N-PX, containing an annual record of all votes cast for each Fund. The Form will be posted to Beyond Investing's website and on the SEC's website at www.sec.gov;
(b) Annual review and update of proxy voting information in Form ADV, Part II, the Statement of Additional Information for Beyond Investing Funds and the Funds' shareholder reports.
12.3 Recordkeeping
Beyond Investing will maintain the following records:
(a) the Procedures and Policies, as amended from time to time;
(b) any documents prepared or reviewed by Beyond Investing that were material to making a voting decision, or that memorialized the basis for that decision.
These records will be maintained in an easily accessible location for at least five years from the end of the fiscal year during which the last entry was made on such record.
12.4 Conflicts of Interest
Potential conflicts of interest may present themselves in these circumstances:
•A significant vendor, business partner, client or Fund shareholder may have a vested interest in the outcome of a proxy vote.
•A principal of Beyond Investing involved in the proxy voting function may have a personal or business relationship with the proponent of a shareholder proposal or an issuer, or may otherwise have a vested interest in the outcome of a proxy vote.
Proxy voting policies and procedures are designed to ensure that all proxies are voted in the best interests of all of our clients and Fund shareholders by isolating the proxy voting function from potential conflicts of interest, to the extent possible. Most importantly, the majority of the Policies are predetermined, meaning that they outline an issue and determine a specific vote. With few exceptions, these policies are applied as drafted.
In most instances, therefore, votes are cast according to predetermined policies, and potential conflicts of interest cannot influence the outcome of our voting decisions. Where guidelines require a case-by-case determination, and those exceptional circumstances where we may vary from predetermined Policies, any principal involved in a voting decision is directed to identify any conflicts of interest he or she is aware of, including any contacts from outside parties or other members of the staff or management team regarding the proxy issue in question.
If conflicts are identified, and they are of a personal nature, that individual will be asked to remove himself or herself from the decision-making process. If the conflict is at the firm level, Beyond Investing will abstain from voting.
Beyond Investing will keep records of how the conflict was identified and what resolution was reached.
These policies and procedures are subject to change without notice. They will be reviewed, and updated where necessary, on at least an annual basis and posted to Beyond Investing's website at https://www.beyondinvesting.com.

13. FOR MORE INFORMATION
Beyond Investing's mission is to create positive change in society through the application of its Screening Policies and its Proxy Voting Policies.
More information is available from:
Beyond Investing LLC
Website: www.beyondinvesting.com
Email: info@beyondinvesting.com

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)	(i)
Certificate of Trust dated February 9, 2012 of ETF Series Solutions (the “Trust” or the “Registrant”) is incorporated herein by reference to Exhibit (a)(i) to the Registrant’s Registration Statement on Form N-1A, as filed on February 17, 2012.

(ii)
Registrant’s Agreement and Declaration of Trust dated February 17, 2012 is incorporated herein by reference to Exhibit (a)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on February 17, 2012.

(b)
Registrant’s Amended and Restated Bylaws dated August 18, 2014, are incorporated herein by reference to Exhibit (b) to the Registrant’s Registration Statement on Form N-1A, as filed on September 8, 2014.

(c)			Not applicable.
(d)	(i)	(A)
Investment Advisory Agreement between the Trust and Beyond Investing LLC is incorporated herein by reference to Exhibit (d)(i) to the Registrant’s Registration Statement on Form N-1A, as filed on August 9, 2019.

		(B)	Amended Schedule A to the Investment Advisory Agreement between the Trust and Beyond Investing, LLC — filed
	(ii)	(A)
Investment Sub-Advisory Agreement between the Trust, Beyond Investing LLC and Penserra Capital Management, LLC is incorporated herein by reference to Exhibit (d)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed August 9, 2019.

		(B)	Amended Schedule A to the Investment Sub-Advisory Agreement between the Trust, Beyond Investing, LLC and Penserra Capital Management, LLC — filed herewith.
(e)	(i)
Distribution Agreement between the Trust and Quasar Distributors, LLC dated September 30, 2021 is incorporated herein by reference to Exhibit (e)(i)(A) to the Registration Statement on Form N-1A, as filed on October 28, 2021.

	(ii)	(A)
Seventeenth Amendment to the Distribution Agreement with Quasar Distributors, LLC is incorporated herein by reference to Exhibit (e)(i)(B) to the Registrant’s Registration Statement on Form N-1A, as filed on October 14, 2025.

		(B)	Eighteenth Amendment to the Distribution Agreement with Quasar Distributors, LLC — to be filed with subsequent amendment.
(iii)
Form of Authorized Participant Agreement for Quasar Distributors, LLC is incorporated herein by reference to Exhibit (e)(iii) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.

(f)			Not applicable.
(g)	(i)	(A)
Custody Agreement between the Trust and U.S. Bank National Association dated May 16, 2012 is incorporated herein by reference to Exhibit (g) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.

		(B)	Amended Exhibit to the Custody Agreement — filed herewith.
	(ii)		Exhibit LL to Custody Agreement dated May 16, 2012, is incorporated herein by reference to Exhibit (g)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on November 20, 2020.
(h)	(i)	(A)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated May 16, 2012 is incorporated herein by reference to Exhibit (h)(i) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.

(B)
Exhibit LL to Fund Administration Servicing Agreement dated May 16, 2012, is incorporated herein by reference to Exhibit (h)(i)(B) to the Registrant’s Registration Statement on Form N-1A, as filed on November 20, 2020.

		(C)	Amended Exhibit to the Fund Administration Servicing Agreement — filed herewith.
	(ii)	(A)
Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated May 16, 2012 is incorporated herein by reference to Exhibit (h)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.

(B)
Exhibit LL to Fund Accounting Servicing Agreement dated May 16, 2012, is incorporated herein by reference to Exhibit (h)(ii)(B) to the Registrant’s Registration Statement on Form N-1A, as filed on November 20, 2020.

		(C)	Amended Exhibit to the Fund Accounting Servicing Agreement — filed herewith.
	(iii)	(A)
Transfer Agent Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated May 16, 2012 is incorporated herein by reference to Exhibit (d)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.

(B)
Exhibit LL to Transfer Agent Agreement dated May 16, 2012, is incorporated herein by reference to Exhibit (h)(iii)(B) to the Registrant’s Registration Statement on Form N-1A, as filed on November 20, 2020.

		(C)	Amended Exhibit to the Transfer Agent Agreement — filed herewith.

	(iv)	(A)	Powers of Attorney dated August 11, 2026- filed herewith.
	(v)	(A)
Compliance Services Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated May 24, 2022 is incorporated herein by reference to Exhibit (h)(v)(A) to the Registrant’s Registration Statement on Form N-1A, as filed on May 26, 2022.

(vi)
Certificate of Secretary dated July 13, 2023 with respect to powers of attorney is incorporated herein by reference to Exhibit (h)(vi) to the Registrant’s Registration Statement on Form N-1A, as filed on July 25, 2023.

(i)		(A)	Opinion and Consent of Counsel for the US Vegan Climate ETF is incorporated herein by reference to Exhibit (i) to the Registrant’s Registration Statement on Form N-1A, as filed on August 9, 2019.
		(B)	Opinion and Consent of Counsel (International Vegan Climate ETF) — filed herewith.
(j)			Consent of Independent Registered Public Accounting Firm – filed herewith.
(k)			Not applicable.
(l)	(i)
Initial Capital Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated April 23, 2012 is incorporated herein by reference to Exhibit (l)(i) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.

(ii)
Letter of Representations between the Trust and Depository Trust Company dated May 21, 2012 is incorporated herein by reference to Exhibit (l)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.

(m)	(i)	(A)	Rule 12b-1 Plan is incorporated herein by reference to Exhibit (m) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.
(B)
Amended Schedule A to Rule 12b-1 Plan dated October 10, 2025 is incorporated herein by reference to Exhibit (m)(i)(B) to the Registrant’s Registration Statement on Form N-1A, as filed on November 10, 2025.

		(C)	Amended Schedule A to Rule 12b-1 Plan — to be filed with subsequent amendment.
(n)			Not applicable.
(o)			Reserved.
(p)	(i)		Code of Ethics for the Trust is incorporated herein by reference to Exhibit (p)(i) to the Registrant’s Registration Statement on Form N-1A, as filed on September 28, 2021.
	(ii)		Code of Ethics for Beyond Investing LLC is incorporated herein by reference to Exhibit (p)(iii) to the Registrant’s Registration Statement on Form N-1A, as filed on August 19, 2019.
	(iii)		Code of Ethics for Penserra Capital Management, LLC is incorporated herein by reference to Exhibit (p)(vii) to the Registrant’s Registration Statement on Form N-1A, as filed on March 16, 2017.
Item 29. Persons Controlled by or Under Common Control with Registrant
No person is directly or indirectly controlled by or under common control with the Registrant.
Item 30. Indemnification
The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s or officer’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Adviser
This Item incorporated by reference each investment adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC, as listed below. Each Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov. Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the below-listed investment advisers is included in the Trust’s Statement of Additional Information.

Investment Adviser	SEC File No.
Beyond Investing LLC	801-116758
Penserra Capital Management, LLC	801-80466
Item 32(a). Principal Underwriter
Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:
1.Abacus FCF ETF Trust
2.Advisor Managed Portfolios
3.Antares Private Credit Fund
4.Capital Advisors Growth Fund, Series of Advisors Series Trust
5.Chase Growth Fund, Series of Advisors Series Trust
6.Davidson Multi-Cap Equity Fund, Series of Advisors Series Trust
7.Edgar Lomax Value Fund, Series of Advisors Series Trust
8.Huber Large Cap Value Fund, Series of Advisors Series Trust
9.Huber Mid Cap Value Fund, Series of Advisors Series Trust
10.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
11.Huber Small Cap Value Fund, Series of Advisors Series Trust
12.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
13.Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
14.Medalist Partners Short Duration Fund, Series of Advisors Series Trust
15.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
16.PIA BBB Bond Fund, Series of Advisors Series Trust
17.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
18.PIA High Yield Fund, Series of Advisors Series Trust
19.PIA MBS Bond Fund, Series of Advisors Series Trust
20.PIA Short-Term Securities Fund, Series of Advisors Series Trust
21.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
22.Poplar Forest Partners Fund, Series of Advisors Series Trust
23.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
24.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
25.Pzena International Value ETF, Series of Advisors Series Trust
26.Pzena International Value Fund, Series of Advisors Series Trust
27.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28.Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.Pzena U.S. Large Cap Value ETF, Series of Advisors Series Trust
30.Vox Populi ETF, Series of Advisors Series Trust
31.Scharf ETF, Series of Advisors Series Trust
32.Scharf Global Opportunity ETF, Series of Advisors Series Trust
33.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust

34.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
35.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
36.The Aegis Funds
37.Allied Asset Advisors Funds
38.Angel Oak Funds Trust
39.Angel Oak Strategic Credit Fund
40.Brookfield Infrastructure Income Fund Inc.
41.Brookfield Investment Funds
42.Buffalo Funds
43.RJ Eagle GCM Dividend Select Income ETF, Series of Carillon Series Trust
44.RJ Eagle Municipal Income ETF, Series of Carillon Series Trust
45.RJ Eagle Vertical Income ETF, Series of Carillon Series Trust
46.DoubleLine Funds Trust
47.AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
48.AAM Crescent CLO ETF, Series of ETF Series Solutions
49.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
50.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
51.AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
52.AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
53.AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
54.AAM Todd International Intrinsic Value ETF, Series of ETF Series Solutions
55.AAM Transformers ETF, Series of ETF Series Solutions
56.Acquirers Small and Micro Deep Value ETF, Series of ETF Series Solutions
57.Aptus April Buffer, Series of ETF Series Solutions
58.Aptus April Deep Buffer ETF, Series of ETF Series Solutions
59.Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
60.Aptus Deferred Income ETF, Series of ETF Series Solutions
61.Aptus Defined Risk ETF, Series of ETF Series Solutions
62.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
63.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
64.Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
65.Aptus January Buffer ETF, Series of ETF Series Solutions
66.Aptus January Deep Buffer ETF, Series of ETF Series Solutions
67.Aptus July Buffer ETF, Series of ETF Series Solutions
68.Aptus July Deep Buffer ETF, Series of ETF Series Solutions
69.Aptus Laddered Buffer ETF, Series of ETF Series Solutions
70.Aptus Laddered Deep Buffer ETF, Series of ETF Series Solutions
71.Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
72.Aptus Large Cap Upside ETF, Series of ETF Series Solutions
73.Aptus October Buffer ETF, Series of ETF Series Solutions
74.Aptus October Deep Buffer ETF, Series of ETF Series Solutions
75.Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
76.Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
77.Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
78.Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
79.BTD Capital Fund, Series of ETF Series Solutions
80.Carbon Strategy ETF, Series of ETF Series Solutions
81.ClearShares OCIO ETF, Series of ETF Series Solutions
82.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
83.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
84.Colterpoint Net Lease Real Estate ETF, Series of ETF Series Solutions
85.ETFB Green SRI REITs ETF, Series of ETF Series Solutions

86.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
87.Hoya Capital Housing ETF, Series of ETF Series Solutions
88.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
89.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
90.LHA Risk-Managed Income ETF, Series of ETF Series Solutions
91.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
92.Opus Small Cap Value ETF, Series of ETF Series Solutions
93.The Acquirers Fund, Series of ETF Series Solutions
94.The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
95.The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
96.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
97.U.S. Global JETS ETF, Series of ETF Series Solutions
98.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
99.U.S. Global Technology and Aerospace & Defense ETF, Series of ETF Series Solutions
100.US Vegan Climate ETF, Series of ETF Series Solutions
101.First American Funds Trust
102.First Eagle ETF Trust
103.FundX Investment Trust
104.The Glenmede Fund, Inc.
105.The GoodHaven Funds Trust
106.Harding, Loevner Funds, Inc.
107.Hennessy Funds Trust
108.Horizon Funds
109.Hotchkis & Wiley Funds
110.Intrepid Capital Management Funds Trust
111.Jacob Funds Inc.
112.The Jensen Quality Growth Fund Inc.
113.Kirr, Marbach Partners Funds, Inc.
114.LibreMax Asset-Backed Income Fund
115.Core Alternative ETF, Series of Listed Funds Trust
116.Optimized Equity Income ETF, Series of Listed Funds Trust
117.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
118.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
119.LKCM Funds
120.LoCorr Investment Trust
121.MainGate Trust
122.ATAC Rotation Fund, Series of Managed Portfolio Series
123.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
124.Kensington Active Advantage Fund, Series of Managed Portfolio Series
125.Kensington Defender Fund, Series of Managed Portfolio Series
126.Kensington Dynamic Allocation Fund, Series of Managed Portfolio Series
127.Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
128.Kensington Managed Income Fund, Series of Managed Portfolio Series
129.LK Balanced Fund, Series of Managed Portfolio Series
130.Leuthold Core ETF, Series of Managed Portfolio Series
131.Leuthold Core Investment Fund, Series of Managed Portfolio Series
132.Leuthold Global Fund, Series of Managed Portfolio Series
133.Leuthold Grizzly Short Fund, Series of Managed Portfolio Series
134.Leuthold Select Industries ETF, Series of Managed Portfolio Series
135.Muhlenkamp Fund, Series of Managed Portfolio Series
136.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
137.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series

138.Port Street Quality Growth Fund, Series of Managed Portfolio Series
139.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
140.Reinhart International PMV Fund, Series of Managed Portfolio Series
141.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
142.Tremblant Global ETF, Series of Managed Portfolio Series
143.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
144.Hood River Emerging Markets Fund, Series of Manager Directed Portfolios
145.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
146.Hood River New Opportunities Fund, Series of Manager Directed Portfolios
147.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
148.SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
149.SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
150.SWP Growth & Income ETF, Series of Manager Directed Portfolios
151.Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
152.Mason Capital Fund Trust
153.Matrix Advisors Funds Trust
154.Monetta Trust
155.Nicholas Equity Income Fund, Inc.
156.Nicholas Fund, Inc.
157.Nicholas II, Inc.
158.Nicholas Limited Edition, Inc.
159.Oaktree Asset-Backed Income Fund Inc.
160.Oaktree Diversified Income Fund Inc.
161.Permanent Portfolio Family of Funds
162.Procure ETF Trust II
163.Professionally Managed Portfolios
164.Provident Mutual Funds, Inc.
165.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
166.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
167.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
168.Aquarius International Fund, Series of The RBB Fund, Inc.
169.Boston Partners All-Cap Value Fund, Series of The RBB Fund, Inc.
170.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
171.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
172.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
173.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
174.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
175.Emerald Growth Fund, Series of The RBB Fund, Inc.
176.F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
177.F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
178.F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
179.F/m Accumulator Ultrashort U.S. Treasury Fund, Series of The RBB Fund, Inc.
180.F/m Callable Tax-Free Municipal ETF, Series of The RBB Fund, Inc.
181.F/m Compoundr High Yield Bond ETF, Series of The RBB Fund, Inc.
182.F/m Compoundr U.S. Aggregate Bond ETF, Series of The RBB Fund, Inc.
183.F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
184.F/m Emerald Special Situations ETF, Series of The RBB Fund, Inc.
185.F/m High Yield 100 ETF, Series of The RBB Fund, Inc.
186.F/m Investments Large Cap Focused Fund Series of The RBB Fund, Inc.
187.F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
188.F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Series of The RBB Fund, Inc.
189.F/m US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.

190.F/m US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
191.F/m US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
192.F/m US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
193.F/m US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
194.F/m US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
195.F/m US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
196.F/m US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
197.F/m US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
198.F/m US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
199.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
200.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
201.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
202.Motley Fool Innovative Growth Factor ETF, Series of The RBB Fund, Inc.
203.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
204.Motley Fool Momentum Factor ETF, Series of The RBB Fund, Inc.
205.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
206.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
207.Motley Fool Value Factor ETF, Series of The RBB Fund, Inc.
208.MUFG Japan Small Cap Active ETF, Series of The RBB Fund, Inc.
209.Oakhurst Fixed Income Fund, Series of The RBB Fund, Inc.
210.SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
211.SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
212.SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
213.SGI Enhanced Market Leaders ETF, Series of The RBB Fund, Inc.
214.SGI Global Equity Fund, Series of The RBB Fund, Inc.
215.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
216.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
217.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
218.SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
219.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
220.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
221.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
222.The RBB Fund Trust
223.RBC Funds Trust
224.RBC BlueBay Enhanced Income Fund
225.Rockefeller Municipal Opportunities Fund
226.SEG Partners Long/Short Equity Fund
227.Series Portfolios Trust
228.Thompson IM Funds, Inc.
229.Tortoise Capital Series Trust
230.Bright Rock Mid Cap Fund, Series of Trust for Professional Managers
231.Bright Rock Large Cap Fund, Series of Trust for Professional Managers
232.CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers
233.CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
234.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
235.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
236.RiverPark Strategic Income Fund, Series of Trust for Professional Managers
237.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
238.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
239.Jensen Quality MidCap Fund, Series of Trust for Professional Managers
240.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
241.Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers

242.Wall Street EWM Funds Trust

(b)    The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s principal business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, Maine 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President and Chief Compliance Officer and Treasurer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, Maine 04101	Secretary	None
Weston Sommers	190 Middle Street, Suite 301, Portland, Maine 04101	Financial and Operations Principal and Chief Financial Officer	None
Item 32(c). Not applicable
Item 33. Location of Accounts and Records
The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Principal Underwriters	Quasar Distributors, LLC 190 Middle Street, Suite 301 Portland, Maine 04101
Registrant’s Investment Adviser and Sub-Adviser	Beyond Investing LLC 14391 Spring Hill Drive, Suite 301 Spring Hill, Florida 34609	Penserra Capital Management, LLC 4 Orinda Way, Suite 100-A Orinda, California 94563
Item 34. Management Services
Not applicable.
Item 35. Undertakings
Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A (this “Amendment”) under Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of Appleton, State of Wisconsin, on August 10, 2026.

ETF Series Solutions

/s/ Cheri A. Van Eperen
Cheri A. Van Eperen Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities indicated on August 10, 2026.

Signature	Title

* David A. Massart	Trustee
David A. Massart

* Janet D. Olsen	Trustee
Janet D. Olsen

* Michael A. Castino	Trustee
Michael A. Castino

* Kristen M. Weitzel	President and Principal Executive Officer
Kristen M. Weitzel

* Kyke L. Kroken	Treasurer and Principal Financial Officer
Kyle L. Kroken

*By: /s/Cheri A. Van Eperen
Cheri A. Van Eperen
pursuant to Powers of Attorney

INDEX TO EXHIBITS

Exhibit Number	Description
(d)(i)(B)	Amended Schedule A to the Investment Advisory Agreement between the Trust and Beyond Investing, LLC
(d)(ii)(B)	Amended Schedule A to the Investment Sub-Advisory Agreement between the Trust, Beyond Investing, LLC and Penserra Capital Management, LLC
(g)(i)(B)	Amended Exhibit to the Custody Agreement
(h)(i)(C)	Amended Exhibit to the Fund Administration Servicing Agreement
(h)(ii)(C)	Amended Exhibit to the Fund Accounting Servicing Agreement
(h)(iii)(C)	Amended Exhibit to the Transfer Agent Agreement
(h)(iv)(A)	Powers of Attorney dated August 11, 2026
(i)(B)	Opinion and Consent of Counsel (International Vegan Climate ETF)
(j)	Consent of Independent Registered Public Accounting Firm